Filed with the Securities and Exchange Commission on October 13, 2023

1933 Act Registration File No. 033-20827

1940 Act Registration File No. 811-05518

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	309	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	314	[X]

(Check Appropriate Box or Boxes)

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Copies to:

STEVEN PLUMP	JILLIAN L. BOSMANN, ESQUIRE
The RBB Fund, Inc.	Faegre Drinker Biddle & Reath LLP
615 East Michigan Street	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202-5207	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Dated October 13, 2023

PROSPECTUS

[ ], 2023

F/m 15+ Year Investment Grade Corporate Bond ETF | (Nasdaq: [ ])

F/m 30-Year Investment Grade Corporate Bond ETF | (Nasdaq: [ ])

F/m 20-Year Investment Grade Corporate Bond ETF | (Nasdaq: [ ])

F/m 10-Year Investment Grade Corporate Bond ETF | (Nasdaq: [ ])

F/m 7-Year Investment Grade Corporate Bond ETF | (Nasdaq: [ ])

F/m 5-Year Investment Grade Corporate Bond ETF | (Nasdaq: [ ])

F/m 3-Year Investment Grade Corporate Bond ETF | (Nasdaq: [ ])

F/m 2-Year Investment Grade Corporate Bond ETF | (Nasdaq: [ ])

F/m 12-Month Investment Grade Corporate Bond ETF | (Nasdaq: [ ])

F/m 6-Month Investment Grade Corporate Bond ETF | (Nasdaq: [ ])

Each a series of The RBB Fund, Inc.

3050 K Street NW, Suite W-201

Washington, DC 20007

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Summary Section	1
F/m 15+ Year Investment Grade Corporate Bond ETF	1
F/m 30-Year Investment Grade Corporate Bond ETF	8
F/m 20-Year Investment Grade Corporate Bond ETF	15
F/m 10-Year Investment Grade Corporate Bond ETF	22
F/m 7-Year Investment Grade Corporate Bond ETF	29
F/m 5-Year Investment Grade Corporate Bond ETF	36
F/m 3-Year Investment Grade Corporate Bond ETF	43
F/m 2-Year Investment Grade Corporate Bond ETF	50
F/m 12-Month Investment Grade Corporate Bond ETF	57
F/m 6-Month Investment Grade Corporate Bond ETF	64
Additional Information about the Funds	71
Management of the Funds	78
How to Buy and Sell Shares	80
Dividends, Distributions, and Taxes	81
Distribution	84
Additional Considerations	85
Financial Highlights	87
For More Information	89

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the F/m 15+ Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 12-Month Investment Grade Corporate Bond ETF, F/m 6-Month Investment Grade Corporate Bond ETF (each a “Fund” and together the “Funds”) or The RBB Fund, Inc. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

SUMMARY SECTION – F/m 15+ Year Investment Grade Corporate Bond ETF

Investment Objective

The investment objective of the F/m 15+ Year Investment Grade Corporate Bond ETF (the “F/m 15+ Year Bond ETF”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the [ICE BofA 15+ Year Target Maturity Index].

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 15+ Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 15+ Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[0.15]%
Distribution (12b-1) Fees	[None]
Other Expenses(1)	[None]
Total Annual Fund Operating Expenses	[0.15]%
(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 15+ Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 15+ Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 15+ Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The F/m 15+ Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 15+ Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 15+ Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 15+ Year Bond ETF because the F/m 15+ Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 15+ Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the [ICE BofA 15+ Year Target Maturity Index] (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the F/m 15+ Year Bond ETF’s investment objective by investing at least 80% of the F/m 15+ Year Bond ETF’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

1

The Underlying Index

The Underlying Index was established [ ] by [ICE Data Services] (the “Index Provider”). The [ICE BofA 15+ Year Target Maturity Index] is an index comprised of [U.S. investment-grade corporate bonds]. The index is rebalanced [monthly]. In order to qualify for inclusion, [ ].

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 15+ Year Bond ETF or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The F/m 15+ Year Bond ETF’s investment strategy is to pursue its investment objective. The F/m 15+ Year Bond ETF generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the F/m 15+ Year Bond ETF track the Underlying Index.

The F/m 15+ Year Bond ETF has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the F/m 15+ Year Bond ETF’s investments may decrease, which will cause the value of the F/m 15+ Year Bond ETF’s Shares to decrease. As a result, you may lose money on your investment in the F/m 15+ Year Bond ETF, and there can be no assurance that the F/m 15+ Year Bond ETF will achieve its investment objective. The F/m 15+ Year Bond ETF's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the F/m 15+ Year Bond ETF, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

•	Concentration Risk. The F/m 15+ Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 15+ Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 15+ Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

•	Credit Risk. The value of your investment in the F/m 15+ Year Bond ETF may change in response to changes in the credit ratings of the F/m 15+ Year Bond ETF’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the F/m 15+ Year Bond ETF may cause it to default or become unable to pay interest or principal due on the security.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the F/m 15+ Year Bond ETF’s assets, F/m 15+ Year Bond ETF or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the F/m 15+ Year Bond ETF, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the F/m 15+ Year Bond ETF’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The F/m 15+ Year Bond ETF and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the F/m 15+ Year Bond ETF or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the F/m 15+ Year Bond ETF or its service providers may adversely impact and cause financial losses to the F/m 15+ Year Bond ETF or its shareholders. Issuers of securities in which the F/m 15+ Year Bond ETF invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber attacks or other cyber failures.

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•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

•	ETF Risk. The F/m 15+ Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 15+ Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, F/m 15+ Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the F/m 15+ Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 15+ Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 15+ Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 15+ Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 15+ Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 15+ Year Bond ETF's share price and increase the F/m 15+ Year Bond ETF's liquidity risk, F/m 15+ Year Bond ETF expenses and/or taxable distributions.

3

•	Income Risk. The F/m 15+ Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 15+ Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 15+ Year Bond ETF otherwise needs to purchase additional bonds.

•	Index Related Risk. There is no guarantee that the F/m 15+ Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 15+ Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 15+ Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 15+ Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the F/m 15+ Year Bond ETF receives from it but will generally affect the value of your investment in the F/m 15+ Year Bond ETF. Changes in interest rates may also affect the liquidity of the F/m 15+ Year Bond ETF’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the F/m 15+ Year Bond ETF’s yield and may increase the risk that, if followed by rising interest rates, the F/m 15+ Year Bond ETF’s performance will be negatively impacted. The F/m 15+ Year Bond ETF is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the F/m 15+ Year Bond ETF, resulting in a negative impact on the F/m 15+ Year Bond ETF's performance and NAV. Any interest rate increases could cause the value of the F/m 15+ Year Bond ETF’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the F/m 15+ Year Bond ETF, which may force the F/m 15+ Year Bond ETF to sell investments at a time when it is not advantageous to do so, which could result in losses.

•	Liquidity Risk. Certain securities held by the F/m 15+ Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 15+ Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 15+ Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 15+ Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

4

•	New Fund Risk. The F/m 15+ Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 15+ Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 15+ Year Bond ETF.

•	Passive Investment Risk. The F/m 15+ Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 15+ Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The F/m 15+ Year Bond ETF generally does not attempt to invest the F/m 15+ Year Bond ETF's assets in defensive positions under any market conditions, including declining markets.

•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 15+ Year Bond ETF invests.

•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 15+ Year Bond ETF's portfolio will decline if and when the F/m 15+ Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

•	Sector Risk. To the extent the F/m 15+ Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 15+ Year Bond ETF.

•	Tracking Error Risk. The F/m 15+ Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 15+ Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 15+ Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 15+ Year Bond ETF, the F/m 15+ Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 15+ Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 15+ Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

5

•	Valuation Risk. The prices provided by the F/m 15+ Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information: Performance information for the F/m 15+ Year Bond ETF is not included because the F/m 15+ Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 15+ Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 15+ Year Bond ETF’s website at www.FmETFs.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with F/m 15+ Year Bond ETF
[Peter Baden]	[Chief Investment Officer, Genoa Asset Management]	Inception in [ ]
[Alexander Morris]	[President and Chief Investment Officer, F/m Investments]	Inception in [ ]
[Marcin Zdunek]	[Director of Trading & Assistant Portfolio Manager]	Inception in [ ]

Purchase and Sale of F/m 15+ Year Bond ETF Shares

Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the F/m 15+ Year Bond ETF’s NAV, market price, premiums and discounts, and bid-ask spreads, will be provided at www.FmETFs.com.

The F/m 15+ Year Bond ETF issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The F/m 15+ Year Bond ETF generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the F/m 15+ Year Bond ETF (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

F/m 15+ Year Bond ETF distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

6

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the F/m 15+ Year Bond ETF’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the F/m 15+ Year Bond ETF, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the F/m 15+ Year Bond ETF, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the F/m 15+ Year Bond ETF over another investment. Any such arrangements do not result in increased F/m 15+ Year Bond ETF expenses. Ask your salesperson or visit the Intermediary’s website for more information.

7

SUMMARY SECTION – F/m 30-Year Investment Grade Corporate Bond ETF

Investment Objective

The investment objective of the F/m 30-Year Investment Grade Corporate Bond ETF (the “F/m 30-Year Bond ETF”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the [ICE BofA 30-Year Target Maturity Index].

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 30-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 30-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[0.15] %
Distribution (12b-1) Fees	[None]
Other Expenses(1)	[None]
Total Annual Fund Operating Expenses	[0.15]%

(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 30-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 30-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 30-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The F/m 30-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 30-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 30-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 30-Year Bond ETF because the F/m 30-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 30-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the [ICE BofA 30-Year Target Maturity Index] (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the F/m 30-Year Bond ETF’s investment objective by investing at least 80% of the F/m 30-Year Bond ETF’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

8

The Underlying Index

The Underlying Index was established [ ] by [ICE Data Services] (the “Index Provider”). The [ICE BofA 30-Year Target Maturity Index] is an index comprised of [U.S. investment-grade corporate bonds]. The index is rebalanced [monthly]. In order to qualify for inclusion, [ ].

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 30-Year Bond ETF or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The F/m 30-Year Bond ETF’s investment strategy is to pursue its investment objective. The F/m 30-Year Bond ETF generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the F/m 30-Year Bond ETF track the Underlying Index.

The F/m 30-Year Bond ETF has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the F/m 30-Year Bond ETF’s investments may decrease, which will cause the value of the F/m 30-Year Bond ETF’s Shares to decrease. As a result, you may lose money on your investment in the F/m 30-Year Bond ETF, and there can be no assurance that the F/m 30-Year Bond ETF will achieve its investment objective. The F/m 30-Year Bond ETF's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the F/m 30-Year Bond ETF, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

•	Concentration Risk. The F/m 30-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 30-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 30-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

•	Credit Risk. The value of your investment in the F/m 30-Year Bond ETF may change in response to changes in the credit ratings of the F/m 30-Year Bond ETF’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the F/m 30-Year Bond ETF may cause it to default or become unable to pay interest or principal due on the security.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the F/m 30-Year Bond ETF’s assets, F/m 30-Year Bond ETF or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the F/m 30-Year Bond ETF, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the F/m 30-Year Bond ETF’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The F/m 30-Year Bond ETF and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the F/m 30-Year Bond ETF or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the F/m 30-Year Bond ETF or its service providers may adversely impact and cause financial losses to the F/m 30-Year Bond ETF or its shareholders. Issuers of securities in which the F/m 30-Year Bond ETF invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber attacks or other cyber failures

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•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

•	ETF Risk. The F/m 30-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 30-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, F/m 30-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the F/m 30-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 30-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 30-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 30-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 30-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 30-Year Bond ETF's share price and increase the F/m 30-Year Bond ETF's liquidity risk, F/m 30-Year Bond ETF expenses and/or taxable distributions.

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•	Income Risk. The F/m 30-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 30-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 30-Year Bond ETF otherwise needs to purchase additional bonds.

•	Index Related Risk. There is no guarantee that the F/m 30-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 30-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 30-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 30-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the F/m 30-Year Bond ETF receives from it but will generally affect the value of your investment in the F/m 30-Year Bond ETF. Changes in interest rates may also affect the liquidity of the F/m 30-Year Bond ETF’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the F/m 30-Year Bond ETF’s yield and may increase the risk that, if followed by rising interest rates, the F/m 30-Year Bond ETF’s performance will be negatively impacted. The F/m 30-Year Bond ETF is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the F/m 30-Year Bond ETF, resulting in a negative impact on the F/m 30-Year Bond ETF's performance and NAV. Any interest rate increases could cause the value of the F/m 30-Year Bond ETF’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the F/m 30-Year Bond ETF, which may force the F/m 30-Year Bond ETF to sell investments at a time when it is not advantageous to do so, which could result in losses.

•	Liquidity Risk. Certain securities held by the F/m 30-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 30-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 30-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 30-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

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•	New Fund Risk. The F/m 30-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 30-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 30-Year Bond ETF.

•	Passive Investment Risk. The F/m 30-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 30-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The F/m 30-Year Bond ETF generally does not attempt to invest the F/m 30-Year Bond ETF's assets in defensive positions under any market conditions, including declining markets.

•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 30-Year Bond ETF invests.

•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 30-Year Bond ETF's portfolio will decline if and when the F/m 30-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

•	Sector Risk. To the extent the F/m 30-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 30-Year Bond ETF.

•	Tracking Error Risk. The F/m 30-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 30-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 30-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 30-Year Bond ETF, the F/m 30-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 30-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 30-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

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•	Valuation Risk. The prices provided by the F/m 30-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information: Performance information for the F/m 30-Year Bond ETF is not included because the F/m 30-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 30-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 30-Year Bond ETF’s website at www.FmETFs.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with F/m 30-Year Bond ETF
[Peter Baden]	[Chief Investment Officer, Genoa Asset Management]	Inception in [ ]
[Alexander Morris]	[President and Chief Investment Officer, F/m Investments]	Inception in [ ]
[Marcin Zdunek]	[Director of Trading & Assistant Portfolio Manager]	Inception in [ ]

Purchase and Sale of F/m 30-Year Bond ETF Shares

Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the F/m 30-Year Bond ETF’s NAV, market price, premiums and discounts, and bid-ask spreads, will be provided at www.FmETFs.com.

The F/m 30-Year Bond ETF issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The F/m 30-Year Bond ETF generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the F/m 30-Year Bond ETF (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

F/m 30-Year Bond ETF distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the F/m 30-Year Bond ETF’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the F/m 30-Year Bond ETF, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the F/m 30-Year Bond ETF, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the F/m 30-Year Bond ETF over another investment. Any such arrangements do not result in increased F/m 30-Year Bond ETF expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY SECTION – F/m 20-Year Investment Grade Corporate Bond ETF

Investment Objective

The investment objective of the F/m 20-Year Investment Grade Corporate Bond ETF (the “F/m 20-Year Bond ETF”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the [ICE BofA 20-Year Target Maturity Index].

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 20-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 20-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[0.15] %
Distribution (12b-1) Fees	[None]
Other Expenses(1)	[None]
Total Annual Fund Operating Expenses	[0.15] %
(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 20-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 20-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 20-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The F/m 20-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 20-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 20-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 20-Year Bond ETF because the F/m 20-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 20-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the [ICE BofA 20-Year Target Maturity Index] (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the F/m 20-Year Bond ETF’s investment objective by investing at least 80% of the F/m 20-Year Bond ETF’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

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The Underlying Index

The Underlying Index was established [ ] by [ICE Data Services] (the “Index Provider”). The [ICE BofA 20-Year Target Maturity Index] is an index comprised of U.S investment grade corporate bonds. The index is rebalanced [monthly]. In order to qualify for inclusion, a [ ].

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 20-Year Bond ETF or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The F/m 20-Year Bond ETF’s investment strategy is to pursue its investment objective. The F/m 20-Year Bond ETF generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the F/m 20-Year Bond ETF track the Underlying Index.

The F/m 20-Year Bond ETF has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the F/m 20-Year Bond ETF’s investments may decrease, which will cause the value of the F/m 20-Year Bond ETF’s Shares to decrease. As a result, you may lose money on your investment in the F/m 20-Year Bond ETF, and there can be no assurance that the F/m 20-Year Bond ETF will achieve its investment objective. The F/m 20-Year Bond ETF’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the F/m 20-Year Bond ETF, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

•	Concentration Risk. The F/m 20-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 20-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 20-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

•	Credit Risk. The value of your investment in the F/m 20-Year Bond ETF may change in response to changes in the credit ratings of the F/m 20-Year Bond ETF’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the F/m 20-Year Bond ETF may cause it to default or become unable to pay interest or principal due on the security.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the F/m 20-Year Bond ETF’s assets, F/m 20-Year Bond ETF or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the F/m 20-Year Bond ETF, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the F/m 20-Year Bond ETF’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The F/m 20-Year Bond ETF and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the F/m 20-Year Bond ETF or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the F/m 20-Year Bond ETF or its service providers may adversely impact and cause financial losses to the F/m 20-Year Bond ETF or its shareholders. Issuers of securities in which the F/m 20-Year Bond ETF invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

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•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

•	ETF Risk. The F/m 20-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 20-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, F/m 20-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the F/m 20-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 20-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 20-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 20-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 20-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 20-Year Bond ETF's share price and increase the F/m 20-Year Bond ETF's liquidity risk, F/m 20-Year Bond ETF expenses and/or taxable distributions.

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•	Income Risk. The F/m 20-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 20-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 20-Year Bond ETF otherwise needs to purchase additional bonds.

•	Index Related Risk. There is no guarantee that the F/m 20-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 20-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 20-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 20-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

•	Index Related Risk. There is no guarantee that the F/m 20-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 20-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 20-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 20-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the F/m 20-Year Bond ETF receives from it but will generally affect the value of your investment in the F/m 20-Year Bond ETF. Changes in interest rates may also affect the liquidity of the F/m 20-Year Bond ETF’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the F/m 20-Year Bond ETF’s yield and may increase the risk that, if followed by rising interest rates, the F/m 20-Year Bond ETF’s performance will be negatively impacted. The F/m 20-Year Bond ETF is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the F/m 20-Year Bond ETF, resulting in a negative impact on the F/m 20-Year Bond ETF's performance and NAV. Any interest rate increases could cause the value of the F/m 20-Year Bond ETF’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the F/m 20-Year Bond ETF, which may force the F/m 20-Year Bond ETF to sell investments at a time when it is not advantageous to do so, which could result in losses.

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•	Liquidity Risk. Certain securities held by the F/m 20-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 20-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 20-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 20-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

•	New Fund Risk. The F/m 20-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 20-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 20-Year Bond ETF.

•	Passive Investment Risk. The F/m 20-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 20-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The F/m 20-Year Bond ETF generally does not attempt to invest the F/m 20-Year Bond ETF's assets in defensive positions under any market conditions, including declining markets.

•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 20-Year Bond ETF invests.

•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 20-Year Bond ETF's portfolio will decline if and when the F/m 20-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

•	Sector Risk. To the extent the F/m 2-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 20-Year Bond ETF.

•	Tracking Error Risk. The F/m 20-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 20-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 20-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 20-Year Bond ETF, the F/m 20-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 20-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 20-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

•	Valuation Risk. The prices provided by the F/m 20-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information: Performance information for the F/m 20-Year Bond ETF is not included because the F/m 20-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 20-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 20-Year Bond ETF’s website at www.FmETFs.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with F/m 20-Year Bond ETF
[Peter Baden]	[Chief Investment Officer, Genoa Asset Management]	Inception in [ ]
[Alexander Morris]	[President and Chief Investment Officer, F/m] Investments	Inception in [ ]
[Marcin Zdunek]	[Director of Trading & Assistant Portfolio Manager]	Inception in [ ]

Purchase and Sale of F/m 20-Year Bond ETF Shares

Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the F/m 20-Year Bond ETF’s NAV, market price, premiums and discounts, and bid-ask spreads, will be provided at www.FmETFs.com.

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The F/m 20-Year Bond ETF issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The F/m 20-Year Bond ETF generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the F/m 20-Year Bond ETF (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

F/m 20-Year Bond ETF distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the F/m 20-Year Bond ETF’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the F/m 20-Year Bond ETF, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the F/m 20-Year Bond ETF, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the F/m 20-Year Bond ETF over another investment. Any such arrangements do not result in increased F/m 20-Year Bond ETF expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY SECTION – F/m 10-Year Investment Grade Corporate Bond ETF

Investment Objective

The investment objective of the F/m 10-Year Investment Grade Corporate Bond ETF (the “F/m 10-Year Bond ETF”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the [ICE BofA 10-Year Target Maturity Index].

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 10-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 10-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[0.15]%
Distribution (12b-1) Fees	[None]
Other Expenses(1)	[None]
Total Annual Fund Operating Expenses	[0.15]%

(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 10-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 10-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 10-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The F/m 10-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 10-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 10-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 10-Year Bond ETF because the F/m 10-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 10-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the [ICE BofA 10-Year Target Maturity Index] (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the F/m 10-Year Bond ETF’s investment objective by investing at least 80% of the F/m 10-Year Bond ETF’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

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The Underlying Index

The Underlying Index was established [ ] by [ICE Data Services] (the “Index Provider”). The [ICE BofA 10-Year Target Maurity Index] is an index comprised of U.S. investment-grade corporate bonds. The index is rebalanced [monthly]. In order to qualify for inclusion, a [ ].

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 10-Year Bond ETF or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The F/m 10-Year Bond ETF’s investment strategy is to pursue its investment objective. The F/m 10-Year Bond ETF generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the F/m 10-Year Bond ETF track the Underlying Index.

The F/m 10-Year Bond ETF has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the F/m 10-Year Bond ETF’s investments may decrease, which will cause the value of the F/m 10-Year Bond ETF’s Shares to decrease. As a result, you may lose money on your investment in the F/m 10-Year Bond ETF, and there can be no assurance that the F/m 10-Year Bond ETF will achieve its investment objective. The F/m 10-Year Bond ETF's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the F/m 10-Year Bond ETF, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

•	Concentration Risk. The F/m 10-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 10-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 10-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

•	Credit Risk. The value of your investment in the F/m 10-Year Bond ETF may change in response to changes in the credit ratings of the F/m 10-Year Bond ETF’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the F/m 10-Year Bond ETF may cause it to default or become unable to pay interest or principal due on the security.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the F/m 10-Year Bond ETF’s assets, F/m 10-Year Bond ETF or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the F/m 10-Year Bond ETF, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the F/m 10-Year Bond ETF’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The F/m 10-Year Bond ETF and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the F/m 10-Year Bond ETF or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the F/m 10-Year Bond ETF or its service providers may adversely impact and cause financial losses to the F/m 10-Year Bond ETF or its shareholders. Issuers of securities in which the F/m 10-Year Bond ETF invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

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•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

•	ETF Risk. The F/m 10-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 10-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, F/m 10-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the F/m 10-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 10-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 10-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 10-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 10-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 10-Year Bond ETF's share price and increase the F/m 10-Year Bond ETF's liquidity risk, F/m 10-Year Bond ETF expenses and/or taxable distributions.

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•	Income Risk. The F/m 10-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 10-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 10-Year Bond ETF otherwise needs to purchase additional bonds.

•	Index Related Risk. There is no guarantee that the F/m 10-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 10-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 10-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 10-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the F/m 10-Year Bond ETF receives from it but will generally affect the value of your investment in the F/m 10-Year Bond ETF. Changes in interest rates may also affect the liquidity of the F/m 10-Year Bond ETF’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the F/m 10-Year Bond ETF’s yield and may increase the risk that, if followed by rising interest rates, the F/m 10-Year Bond ETF’s performance will be negatively impacted. The F/m 10-Year Bond ETF is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the F/m 10-Year Bond ETF, resulting in a negative impact on the F/m 10-Year Bond ETF's performance and NAV. Any interest rate increases could cause the value of the F/m 10-Year Bond ETF’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the F/m 10-Year Bond ETF, which may force the F/m 10-Year Bond ETF to sell investments at a time when it is not advantageous to do so, which could result in losses.

•	Liquidity Risk. Certain securities held by the F/m 10-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 10-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 10-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

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•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 10-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

•	New Fund Risk. The F/m 10-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 10-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 10-Year Bond ETF.

•	Passive Investment Risk. The F/m 10-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 10-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The F/m 10-Year Bond ETF generally does not attempt to invest the F/m 10-Year Bond ETF's assets in defensive positions under any market conditions, including declining markets.

•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 10-Year Bond ETF invests.

•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 10-Year Bond ETF's portfolio will decline if and when the F/m 10-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

•	Sector Risk. To the extent the F/m 10-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 10-Year Bond ETF.

•	Tracking Error Risk. The F/m 10-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 10-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 10-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 10-Year Bond ETF, the F/m 10-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 10-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 10-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

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•	Valuation Risk. The prices provided by the F/m 10-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available

Performance Information: Performance information for the F/m 10-Year Bond ETF is not included because the F/m 10-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 10-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 10-Year Bond ETF’s website at www.FmETFs.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with F/m 10-Year Bond ETF
[Peter Baden]	[Chief Investment Officer, Genoa Asset Management]	Inception in [ ]
[Alexander Morris]	[President and Chief Investment Officer, F/m] Investments	Inception in [ ]
[Marcin Zdunek]	[Director of Trading & Assistant Portfolio Manager]	Inception in [ ]

Purchase and Sale of F/m 10-Year Bond ETF Shares

Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the F/m 10-Year Bond ETF’s NAV, market price, premiums and discounts, and bid-ask spreads, is available at www.fmETFs.com.

The F/m 10-Year Bond ETF issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The F/m 10-Year Bond ETF generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the F/m 10-Year Bond ETF (the “Deposit Securities”) and/or a designated amount of U.S. cash.

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Tax Information

F/m 10-Year Bond ETF distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the F/m 10-Year Bond ETF’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the F/m 10-Year Bond ETF, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the F/m 10-Year Bond ETF, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the F/m 10-Year Bond ETF over another investment. Any such arrangements do not result in increased F/m 10-Year Bond ETF expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY SECTION – F/m 7-Year Investment Grade Corporate Bond ETF

Investment Objective

The investment objective of the F/m 7-Year Investment Grade Corporate Bond ETF (the “F/m 7-Year Bond ETF”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the [ICE BofA 7-Year Target Maturity Index].

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 7-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 7-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[0.15] %
Distribution (12b-1) Fees	[None]
Other Expenses(1)	[None]
Total Annual Fund Operating Expenses	[0.15] %
(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 7-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 7-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 7-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The F/m 7-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 7-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 7-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 7-Year Bond ETF because the F/m 7-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 7-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the [ICE BofA 7-Year Target Maturity Index] (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the F/m 7-Year Bond ETF’s investment objective by investing at least 80% of the F/m 7-Year Bond ETF’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

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The Underlying Index

The Underlying Index was established [ ] by [ICE Data Services] (the “Index Provider”). The [ICE BofA 7-Year Target Maturity Index] is an index comprised of U.S. investment-grade corporate bonds. The index is rebalanced [monthly]. In order to qualify for inclusion, a [ ].

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 7-Year Bond ETF or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The F/m 7-Year Bond ETF’s investment strategy is to pursue its investment objective. The F/m 7-Year Bond ETF generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the F/m 7-Year Bond ETF track the Underlying Index.

The F/m 7-Year Bond ETF has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the F/m 7-Year Bond ETF’s investments may decrease, which will cause the value of the F/m 7-Year Bond ETF’s Shares to decrease. As a result, you may lose money on your investment in the F/m 7-Year Bond ETF, and there can be no assurance that the F/m 7-Year Bond ETF will achieve its investment objective. The F/m 7-Year Bond ETF’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the F/m 7-Year Bond ETF, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

•	Concentration Risk. The F/m 7-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 7-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 7-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

•	Credit Risk. The value of your investment in the F/m 7-Year Bond ETF may change in response to changes in the credit ratings of the F/m 7-Year Bond ETF’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the F/m 7-Year Bond ETF may cause it to default or become unable to pay interest or principal due on the security.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the F/m 7-Year Bond ETF’s assets, F/m 7-Year Bond ETF or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the F/m 7-Year Bond ETF, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the F/m 7-Year Bond ETF’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The F/m 7-Year Bond ETF and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the F/m 7-Year Bond ETF or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the F/m 7-Year Bond ETF or its service providers may adversely impact and cause financial losses to the F/m 7-Year Bond ETF or its shareholders. Issuers of securities in which the F/m 7-Year Bond ETF invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

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•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

•	ETF Risk. The F/m 7-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 7-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, F/m 7-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the F/m 7-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 7-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 7-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 7-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 7-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 7-Year Bond ETF's share price and increase the F/m 7-Year Bond ETF's liquidity risk, F/m 7-Year Bond ETF expenses and/or taxable distributions.

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•	Income Risk. The F/m 7-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 7-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 7-Year Bond ETF otherwise needs to purchase additional bonds.

•	Index Related Risk. There is no guarantee that the F/m 7-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 7-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 7-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 7-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the F/m 7-Year Bond ETF receives from it but will generally affect the value of your investment in the F/m 7-Year Bond ETF. Changes in interest rates may also affect the liquidity of the F/m 7-Year Bond ETF’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the F/m 7-Year Bond ETF’s yield and may increase the risk that, if followed by rising interest rates, the F/m 7-Year Bond ETF’s performance will be negatively impacted. The F/m 7-Year Bond ETF is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the F/m 7-Year Bond ETF, resulting in a negative impact on the F/m 7-Year Bond ETF's performance and NAV. Any interest rate increases could cause the value of the F/m 7-Year Bond ETF’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the F/m 7-Year Bond ETF, which may force the F/m 7-Year Bond ETF to sell investments at a time when it is not advantageous to do so, which could result in losses.

•	Liquidity Risk. Certain securities held by the F/m 7-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 7-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 7-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 7-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

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•	New Fund Risk. The F/m 7-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 7-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 7-Year Bond ETF.

•	Passive Investment Risk. The F/m 7-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 7-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The F/m 7-Year Bond ETF generally does not attempt to invest the F/m 7-Year Bond ETF's assets in defensive positions under any market conditions, including declining markets.

•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 7-Year Bond ETF invests.

•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 7-Year Bond ETF's portfolio will decline if and when the F/m 7-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

•	Sector Risk. To the extent the F/m 7-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 7-Year Bond ETF.

•	Tracking Error Risk. The F/m 7-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 7-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 7-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 7-Year Bond ETF, the F/m 7-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 7-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 7-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

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•	Valuation Risk. The prices provided by the F/m 7-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information: Performance information for the F/m 7-Year Bond ETF is not included because the F/m 7-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 7-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 7-Year Bond ETF’s website at www.FmETFs.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with F/m 7-Year Bond ETF
[Peter Baden]	[Chief Investment Officer, Genoa Asset Management]	Inception in [ ]
[Alexander Morris]	[President and Chief Investment Officer, F/m] Investments	Inception in [ ]
[Marcin Zdunek]	[Director of Trading & Assistant Portfolio Manager]	Inception in [ ]

Purchase and Sale of F/m 7-Year Bond ETF Shares

Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the F/m 7-Year Bond ETF’s NAV, market price, premiums and discounts, and bid-ask spreads, will be provided at www.FmETFs.com.

The F/m 7-Year Bond ETF issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The F/m 7-Year Bond ETF generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the F/m 7-Year Bond ETF (the “Deposit Securities”) and/or a designated amount of U.S. cash.

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Tax Information

F/m 7-Year Bond ETF distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the F/m 7-Year Bond ETF’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the F/m 7-Year Bond ETF, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the F/m 7-Year Bond ETF, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the F/m 7-Year Bond ETF over another investment. Any such arrangements do not result in increased F/m 7-Year Bond ETF expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY SECTION – F/m 5-Year Investment Grade Corporate Bond ETF

Investment Objective

The investment objective of the F/m 5-Year Investment Grade Corporate Bond ETF (the “F/m 5-Year Bond ETF”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the [ICE BofA 5-Year Target Maturity Index].

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 5-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 5-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[0.15] %
Distribution (12b-1) Fees	[None]
Other Expenses(1)	[None]
Total Annual Fund Operating Expenses	[0.15] %
(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 5-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 5-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 5-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The F/m 5-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 5-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 5-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 5-Year Bond ETF because the F/m 5-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 5-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the [ICE BofA 5-Year Target Maturity Index] (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the F/m 5-Year Bond ETF’s investment objective by investing at least 80% of the F/m 5-Year Bond ETF’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

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The Underlying Index

The Underlying Index was established [ ] by [ICE Data Services] (the “Index Provider”). The [ICE BofA 5-Year Target Maturity Index] is an index comprised of [investment-grade corporate bonds]. The index is rebalanced [monthly]. In order to qualify for inclusion, a [ ].

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 5-Year Bond ETF or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The F/m 5-Year Bond ETF’s investment strategy is to pursue its investment objective. The F/m 5-Year Bond ETF generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the F/m 5-Year Bond ETF track the Underlying Index.

The F/m 5-Year Bond ETF has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the F/m 5-Year Bond ETF’s investments may decrease, which will cause the value of the F/m 5-Year Bond ETF’s Shares to decrease. As a result, you may lose money on your investment in the F/m 5-Year Bond ETF, and there can be no assurance that the F/m 5-Year Bond ETF will achieve its investment objective. The F/m 5-Year Bond ETF’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the F/m 5-Year Bond ETF, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

•	Concentration Risk. The F/m 5-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 5-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 5-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

•	Credit Risk. The value of your investment in the F/m 5-Year Bond ETF may change in response to changes in the credit ratings of the F/m 5-Year Bond ETF’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the F/m 5-Year Bond ETF may cause it to default or become unable to pay interest or principal due on the security.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the F/m 5-Year Bond ETF’s assets, F/m 5-Year Bond ETF or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the F/m 5-Year Bond ETF, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the F/m 5-Year Bond ETF’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The F/m 5-Year Bond ETF and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the F/m 5-Year Bond ETF or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the F/m 5-Year Bond ETF or its service providers may adversely impact and cause financial losses to the F/m 5-Year Bond ETF or its shareholders. Issuers of securities in which the F/m 5-Year Bond ETF invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

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•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

•	ETF Risk. The F/m 5-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 5-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, F/m 5-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the F/m 5-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 5-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 5-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 5-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 5-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 5-Year Bond ETF's share price and increase the F/m 5-Year Bond ETF's liquidity risk, F/m 5-Year Bond ETF expenses and/or taxable distributions.

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•	Income Risk. The F/m 5-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 5-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 5-Year Bond ETF otherwise needs to purchase additional bonds.

•	Index Related Risk. There is no guarantee that the F/m 5-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 5-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 5-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 5-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the F/m 5-Year Bond ETF receives from it but will generally affect the value of your investment in the F/m 5-Year Bond ETF. Changes in interest rates may also affect the liquidity of the F/m 5-Year Bond ETF’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the F/m 5-Year Bond ETF’s yield and may increase the risk that, if followed by rising interest rates, the F/m 5-Year Bond ETF’s performance will be negatively impacted. The F/m 5-Year Bond ETF is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the F/m 5-Year Bond ETF, resulting in a negative impact on the F/m 5-Year Bond ETF's performance and NAV. Any interest rate increases could cause the value of the F/m 5-Year Bond ETF’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the F/m 5-Year Bond ETF, which may force the F/m 5-Year Bond ETF to sell investments at a time when it is not advantageous to do so, which could result in losses.

•	Liquidity Risk. Certain securities held by the F/m 5-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 5-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 5-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 5-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

•	New Fund Risk. The F/m 5-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 5-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 5-Year Bond ETF.

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•	Passive Investment Risk. The F/m 5-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 5-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The F/m 5-Year Bond ETF generally does not attempt to invest the F/m 5-Year Bond ETF's assets in defensive positions under any market conditions, including declining markets.

•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 5-Year Bond ETF invests.

•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 5-Year Bond ETF's portfolio will decline if and when the F/m 5-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

•	Sector Risk. To the extent the F/m 5-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 5-Year Bond ETF.

•	Tracking Error Risk. The F/m 5-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 5-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 5-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 5-Year Bond ETF, the F/m 5-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 5-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 5-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

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•	Valuation Risk. The prices provided by the F/m 5-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available

Performance Information: Performance information for the F/m 5-Year Bond ETF is not included because the F/m 5-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 5-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 5-Year Bond ETF’s website at www.FmETFs.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with F/m 5-Year Bond ETF
[Peter Baden]	[Chief Investment Officer, Genoa Asset Management]	Inception in [ ]
[Alexander Morris]	[President and Chief Investment Officer, F/m Investments]	Inception in [ ]
[Marcin Zdunek]	[Director of Trading & Assistant Portfolio Manager]	Inception in [ ]

Purchase and Sale of F/m 5-Year Bond ETF Shares

Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the F/m 5-Year Bond ETF’s NAV, market price, premiums and discounts, and bid-ask spreads, will be provided at www.FmETFs.com.

The F/m 5-Year Bond ETF issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The F/m 5-Year Bond ETF generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the F/m 5-Year Bond ETF (the “Deposit Securities”) and/or a designated amount of U.S. cash.

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Tax Information

F/m 5-Year Bond ETF distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the F/m 5-Year Bond ETF’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the F/m 5-Year Bond ETF, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the F/m 5-Year Bond ETF, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the F/m 5-Year Bond ETF over another investment. Any such arrangements do not result in increased F/m 5-Year Bond ETF expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY SECTION – F/m 3-Year Investment Grade Corporate Bond ETF

Investment Objective

The investment objective of the F/m 3-Year Investment Grade Corporate Bond ETF (the “F/m 3-Year Bond ETF”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the [ICE BofA 3-Year Target Maturity Index].

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 3-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 3-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[0.15] %
Distribution (12b-1) Fees	[None]
Other Expenses(1)	[None]
Total Annual Fund Operating Expenses	[0.15] %
(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 3-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 3-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 3-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The F/m 3-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 3-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 3-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 3-Year Bond ETF because the F/m 3-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 3-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the [ICE BofA 3-Year Target Maturity Index] (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the F/m 3-Year Bond ETF’s investment objective by investing at least 80% of the F/m 3-Year Bond ETF’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

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The Underlying Index

The Underlying Index was established [ ] by [ICE Data Services] (the “Index Provider”). The [ICE BofA 3-Year Target Maturity Index] is an index comprised of U.S. investment-grade corporate bonds. The index is rebalanced [monthly]. In order to qualify for inclusion, a [ ].

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 3-Year Bond ETF or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The F/m 3-Year Bond ETF’s investment strategy is to pursue its investment objective. The F/m 3-Year Bond ETF generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the F/m 3-Year Bond ETF track the Underlying Index.

The F/m 3-Year Bond ETF has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the F/m 3-Year Bond ETF’s investments may decrease, which will cause the value of the F/m 3-Year Bond ETF’s Shares to decrease. As a result, you may lose money on your investment in the F/m 3-Year Bond ETF, and there can be no assurance that the F/m 3-Year Bond ETF will achieve its investment objective. The F/m 3-Year Bond ETF’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the F/m 3-Year Bond ETF, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

•	Concentration Risk. The F/m 3-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 3-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 3-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

•	Credit Risk. The value of your investment in the F/m 3-Year Bond ETF may change in response to changes in the credit ratings of the F/m 3-Year Bond ETF’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the F/m 3-Year Bond ETF may cause it to default or become unable to pay interest or principal due on the security.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the F/m 3-Year Bond ETF’s assets, F/m 3-Year Bond ETF or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the F/m 3-Year Bond ETF, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the F/m 3-Year Bond ETF’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The F/m 3-Year Bond ETF and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the F/m 3-Year Bond ETF or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the F/m 3-Year Bond ETF or its service providers may adversely impact and cause financial losses to the F/m 3-Year Bond ETF or its shareholders. Issuers of securities in which the F/m 3-Year Bond ETF invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

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•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

•	ETF Risk. The F/m 3-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 3-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, F/m 3-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the F/m 3-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 3-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 3-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 3-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 3-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 3-Year Bond ETF's share price and increase the F/m 3-Year Bond ETF's liquidity risk, F/m 3-Year Bond ETF expenses and/or taxable distributions.

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•	Income Risk. The F/m 3-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 3-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 3-Year Bond ETF otherwise needs to purchase additional bonds.

•	Index Related Risk. There is no guarantee that the F/m 3-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 3-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 3-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 3-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the F/m 3-Year Bond ETF receives from it but will generally affect the value of your investment in the F/m 3-Year Bond ETF. Changes in interest rates may also affect the liquidity of the F/m 3-Year Bond ETF’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the F/m 3-Year Bond ETF’s yield and may increase the risk that, if followed by rising interest rates, the F/m 3-Year Bond ETF’s performance will be negatively impacted. The F/m 3-Year Bond ETF is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the F/m 3-Year Bond ETF, resulting in a negative impact on the F/m 3-Year Bond ETF's performance and NAV. Any interest rate increases could cause the value of the F/m 3-Year Bond ETF’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the F/m 3-Year Bond ETF, which may force the F/m 3-Year Bond ETF to sell investments at a time when it is not advantageous to do so, which could result in losses.

•	Liquidity Risk. Certain securities held by the F/m 3-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 3-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 3-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 3-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

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•	New Fund Risk. The F/m 3-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 3-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 3-Year Bond ETF.

•	Passive Investment Risk. The F/m 3-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 3-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The F/m 3-Year Bond ETF generally does not attempt to invest the F/m 3-Year Bond ETF's assets in defensive positions under any market conditions, including declining markets.

•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 3-Year Bond ETF invests.

•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 3-Year Bond ETF's portfolio will decline if and when the F/m 3-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

•	Sector Risk. To the extent the F/m 3-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 3-Year Bond ETF.

•	Tracking Error Risk. The F/m 3-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 3-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 3-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 3-Year Bond ETF, the F/m 3-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 3-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 3-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

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•	Valuation Risk. The prices provided by the F/m 3-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information: Performance information for the F/m 3-Year Bond ETF is not included because the F/m 3-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 3-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 3-Year Bond ETF’s website at www.FmETFs.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with F/m 3-Year Bond ETF
[Peter Baden]	[Chief Investment Officer, Genoa Asset Management]	Inception in [ ]
[Alexander Morris]	[President and Chief Investment Officer, F/m Investments]	Inception in [ ]
[Marcin Zdunek]	[Director of Trading & Assistant Portfolio Manager]	Inception in [ ]

Purchase and Sale of F/m 3-Year Bond ETF Shares

Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the F/m 3-Year Bond ETF’s NAV, market price, premiums and discounts, and bid-ask spreads, will be provided at www.FmETFs.com.

The F/m 3-Year Bond ETF issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Aps (typically, broker-dealers) may purchase or redeem. The F/m 3-Year Bond ETF generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the F/m 3-Year Bond ETF (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

F/m 3-Year Bond ETF distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the F/m 3-Year Bond ETF’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the F/m 3-Year Bond ETF, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the F/m 3-Year Bond ETF, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the F/m 3-Year Bond ETF over another investment. Any such arrangements do not result in increased F/m 3-Year Bond ETF expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY SECTION – F/m 2-Year Investment Grade Corporate Bond ETF

Investment Objective

The investment objective of the F/m 2-Year Investment Grade Corporate Bond ETF (the “F/m 2-Year Bond ETF”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the [ICE BofA 2-Year Target Maturity Index].

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 2-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 2-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[0.15] %
Distribution (12b-1) Fees	[None]
Other Expenses(1)	[None]
Total Annual Fund Operating Expenses	[0.15] %

(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 2-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 2-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 2-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The F/m 2-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 2-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 2-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 2-Year Bond ETF because the F/m 2-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 2-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the [ICE BofA 2-Year Target Maturity Index] (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the F/m 2-Year Bond ETF’s investment objective by investing at least 80% of the F/m 2-Year Bond ETF’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The F/m 2-Year Bond ETF may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

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The Underlying Index

The Underlying Index was established [ ] by [ICE Data Services] (the “Index Provider”). The [ICE BofA 2-Year Target Maturity Index] is an index comprised of [U.S. investment-grade corporate bonds]. The index is rebalanced [monthly]. In order to qualify for inclusion, a [ ].

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 2-Year Bond ETF or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The F/m 2-Year Bond ETF’s investment strategy is to pursue its investment objective. The F/m 2-Year Bond ETF generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the F/m 2-Year Bond ETF track the Underlying Index.

The F/m 2-Year Bond ETF has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the F/m 2-Year Bond ETF’s investments may decrease, which will cause the value of the F/m 2-Year Bond ETF’s Shares to decrease. As a result, you may lose money on your investment in the F/m 2-Year Bond ETF, and there can be no assurance that the F/m 2-Year Bond ETF will achieve its investment objective. The F/m 2-Year Bond ETF's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the F/m 2-Year Bond ETF, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

•	Concentration Risk. The F/m 2-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 2-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 2-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

•	Credit Risk. The value of your investment in the F/m 2-Year Bond ETF may change in response to changes in the credit ratings of the F/m 2-Year Bond ETF’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the F/m 2-Year Bond ETF may cause it to default or become unable to pay interest or principal due on the security.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the F/m 2-Year Bond ETF’s assets, F/m 2-Year Bond ETF or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the F/m 2-Year Bond ETF, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the F/m 2-Year Bond ETF’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The F/m 2-Year Bond ETF and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the F/m 2-Year Bond ETF or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the F/m 2-Year Bond ETF or its service providers may adversely impact and cause financial losses to the F/m 2-Year Bond ETF or its shareholders. Issuers of securities in which the F/m 2-Year Bond ETF invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or cyber-failures.

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•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

•	ETF Risk. The F/m 2-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the F/m 2-Year Bond ETF. The F/m 2-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, F/m 2-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the F/m 2-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 2-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in ETF Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 2-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 2-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 2-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 2-Year Bond ETF's share price and increase the F/m 2-Year Bond ETF's liquidity risk, F/m 2-Year Bond ETF expenses and/or taxable distributions.

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•	Income Risk. The F/m 2-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 2-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 2-Year Bond ETF otherwise needs to purchase additional bonds.

•	Index Related Risk. There is no guarantee that the F/m 2-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 2-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 2-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 2-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the F/m 2-Year Bond ETF receives from it but will generally affect the value of your investment in the F/m 2-Year Bond ETF. Changes in interest rates may also affect the liquidity of the F/m 2-Year Bond ETF’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the F/m 2-Year Bond ETF’s yield and may increase the risk that, if followed by rising interest rates, the F/m 2-Year Bond ETF’s performance will be negatively impacted. The F/m 2-Year Bond ETF is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the F/m 2-Year Bond ETF, resulting in a negative impact on the F/m 2-Year Bond ETF's performance and NAV. Any interest rate increases could cause the value of the F/m 2-Year Bond ETF’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the F/m 2-Year Bond ETF, which may force the F/m 2-Year Bond ETF to sell investments at a time when it is not advantageous to do so, which could result in losses.

•	Liquidity Risk. Certain securities held by the F/m 2-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 2-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 2-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 2-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

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•	New Fund Risk. The F/m 2-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 2-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 2-Year Bond ETF.

•	Passive Investment Risk. The F/m 2-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 2-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The F/m 2-Year Bond ETF generally does not attempt to invest the F/m 2-Year Bond ETF's assets in defensive positions under any market conditions, including declining markets.

•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 2-Year Bond ETF invests.

•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 2-Year Bond ETF's portfolio will decline if and when the F/m 2-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

•	Sector Risk. To the extent the F/m 2-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 2-Year Bond ETF.

•	Tracking Error Risk. The F/m 2-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 2-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 2-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 2-Year Bond ETF, the F/m 2-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 2-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 2-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

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•	Valuation Risk. The prices provided by the F/m 2-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information: Performance information for the F/m 2-Year Bond ETF is not included because the F/m 2-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 2-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 2-Year Bond ETF’s website at www.FmETFs.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with F/m 2-Year Bond ETF
[Peter Baden]	[Chief Investment Officer, Genoa Asset Management]	Inception in [ ]
[Alexander Morris]	[President and Chief Investment Officer, F/m Investments]	Inception in [ ]
[Marcin Zdunek]	[Director of Trading & Assistant Portfolio Manager]	Inception in [ ]

Purchase and Sale of F/m 2-Year Bond ETF Shares

Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the F/m 2-Year Bond ETF’s NAV, market price, premiums and discounts, and bid-ask spreads, will be provided at www.FmETFs.com.

The F/m 2-Year Bond ETF issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The F/m 2-Year Bond ETF generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the F/m 2-Year Bond ETF (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

F/m 2-Year Bond ETF distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the F/m 2-Year Bond ETF’s Adviser or its affiliates may pay Intermediaries for certain activities related to the F/m 2-Year Bond ETF, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the F/m 2-Year Bond ETF, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the F/m 2-Year Bond ETF over another investment. Any such arrangements do not result in increased F/m 2-Year Bond ETF expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY SECTION – F/m 12-Month Investment Grade Corporate Bond ETF

Investment Objective

The investment objective of the F/m 12-Month Investment Grade Corporate Bond ETF (the “F/m 12-Month ETF”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the [ICE BofA 12-Month Target Maturity Index].

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 12-Month ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 12-Month ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[0.15] %
Distribution (12b-1) Fees	[None]
Other Expenses(1)	[None]
Total Annual Fund Operating Expenses	[0.15] %
(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 12-Month ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 12-Month ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 12-Month ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The F/m 12-Month ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 12-Month ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 12-Month ETF’s performance. No portfolio turnover rate is provided for the F/m 12-Month ETF because the F/m 12-Month ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 12-Month ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the [ICE BofA 12-Month Target Maturity Index] (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the F/m 12-Month ETF’s investment objective by investing at least 80% of the F/m 12-Month ETF’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

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The Underlying Index

The Underlying Index was established [ ] by [ICE Data Services] (the “Index Provider”). The [ICE BofA 12-Month Target Maturity Index] is an index comprised of [U.S. investment-grade corporate bonds]. The index is rebalanced [monthly]. In order to qualify for inclusion, a [ ].

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 12-Month ETF or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The F/m 12-Month ETF’s investment strategy is to pursue its investment objective. The F/m 12-Month ETF generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the F/m 12-Month ETF track the Underlying Index.

The F/m 12-Month ETF has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the F/m 12-Month ETF’s investments may decrease, which will cause the value of the F/m 12-Month ETF’s Shares to decrease. As a result, you may lose money on your investment in the F/m 12-Month ETF, and there can be no assurance that the F/m 12-Month ETF will achieve its investment objective. The F/m 12-Month ETF’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the F/m 12-Month ETF, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

•	Concentration Risk. The F/m 12-Month ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 12-Month ETF’s investments more than the market as a whole, to the extent that the F/m 12-Month ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

•	Credit Risk. The value of your investment in the F/m 12-Month ETF may change in response to changes in the credit ratings of the F/m F/m 12-Month ETF’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the F/m 12-Month ETF may cause it to default or become unable to pay interest or principal due on the security.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the F/m 12-Month ETF’s assets, F/m 12-Month ETF or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the F/m 12-Month ETF, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the F/m 12-Month ETF’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The F/m 12-Month ETF and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the F/m 12-Month ETF or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the F/m 12-Month ETF or its service providers may adversely impact and cause financial losses to the F/m 12-Month ETF or its shareholders. Issuers of securities in which the F/m 12-Month ETF invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

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•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

•	ETF Risk. The F/m 12-Month ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant ("AP") may engage in creation or redemption transactions directly with the Funds. The F/m 12-Month ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, F/m 12-Month ETF Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the F/m 12-Month ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 12-Month ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 12-Month ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 12-Month ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 12-Month ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 12-Month ETF's share price and increase the F/m 12-Month ETF's liquidity risk, F/m 12-Month ETF expenses and/or taxable distributions.

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•	Income Risk. The F/m 12-Month ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 12-Month ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 12-Month ETF otherwise needs to purchase additional bonds.

•	Index Related Risk. There is no guarantee that the F/m 12-Month ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 12-Month ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 12-Month ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 12-Month ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the F/m 12-Month ETF receives from it but will generally affect the value of your investment in the F/m 12-Month ETF. Changes in interest rates may also affect the liquidity of the F/m 12-Month ETF’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the F/m 12-Month ETF’s yield and may increase the risk that, if followed by rising interest rates, the F/m 12-Month ETF’s performance will be negatively impacted. The F/m 12-Month ETF is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the F/m 12-Month ETF, resulting in a negative impact on the F/m 12-Month ETF's performance and NAV. Any interest rate increases could cause the value of the F/m 12-Month ETF’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the F/m 12-Month ETF, which may force the F/m 12-Month ETF to sell investments at a time when it is not advantageous to do so, which could result in losses.

•	Liquidity Risk. Certain securities held by the F/m 12-Month ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 12-Month ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 12-Month ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 12-Month ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

•	New Fund Risk. The F/m 12-Month ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 12-Month ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 12-Month ETF.

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•	Passive Investment Risk. The F/m 12-Month ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 12-Month ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The F/m 12-Month ETF generally does not attempt to invest the F/m 12-Month ETF's assets in defensive positions under any market conditions, including declining markets.

•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 12-Month ETF's portfolio will decline if and when the F/m 12-Month ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

•	Sector Risk. To the extent the F/m 12-Month ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 12-Month ETF.

•	Tracking Error Risk. The F/m 12-Month ETF may be subject to tracking error, which is the divergence of the F/m 12-Month ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 12-Month ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 12-Month ETF, the F/m 12-Month ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 12-Month ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 12-Month ETF incurs fees and expenses, while the Underlying Index does not.

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•	Valuation Risk. The prices provided by the F/m 12-Month ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information: Performance information for the F/m 12-Month ETF is not included because the F/m 12-Month ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 12-Month ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 12-Month ETF’s website at www.FmETFs.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with F/m 12- Month ETF
[Peter Baden]	[Chief Investment Officer, Genoa Asset Management]	Inception [ ]
[Alexander Morris]	[President and Chief Investment Officer, F/m Investments]	Inception in [ ]
[Marcin Zdunek]	[Director of Trading & Assistant Portfolio Manager]	Inception in [ ]

Purchase and Sale of F/m 12-Month ETF Shares

Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the F/m 12-Month ETF’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the F/m 12-Month ETF’s website at www.FmETFs.com.

The F/m 12-Month ETF issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The F/m 12-Month ETF generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the F/m 12-Month ETF (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

F/m 12-Month ETF distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the F/m 12-Month ETF’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the F/m 12-Month ETF, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the F/m 12-Month ETF, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the F/m 12-Month ETF over another investment. Any such arrangements do not result in increased F/m 12-Month ETF expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY SECTION – F/m 6-Month Investment Grade Corporate Bond ETF

Investment Objective

The investment objective of the F/m 6-Month Investment Grade Corporate Bond ETF (the “F/m 6-Month ETF”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the [ICE BofA 6-Month Target Maturity Index].

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 6-Month ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 6-Month ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[0.15] %
Distribution (12b-1) Fees	[None]
Other Expenses(1)	[None]
Total Annual Fund Operating Expenses	[0.15] %
(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 6-Month ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 6-Month ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 6-Month ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The F/m 6-Month ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 6-Month ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 6-Month ETF’s performance. No portfolio turnover rate is provided for the F/m 6-Month ETF because the F/m 6-Month ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 6-Month ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the [ICE BofA 6-Month Target Maturity Index] (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the F/m 6-Month ETF’s investment objective by investing at least 80% of the F/m 6-Month ETF’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

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The Underlying Index

The Underlying Index was established [ ] by [ICE Data Services] (the “Index Provider”). The [ICE BofA 6-Month Target Maturity Index] is an index comprised of [U.S. investment-grade corporate bonds]. The index is rebalanced [monthly]. In order to qualify for inclusion, a [ ].

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 6-Month ETF or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The F/m 6-Month ETF’s investment strategy is to pursue its investment objective. The F/m 6-Month ETF generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the F/m 6-Month ETF track the Underlying Index.

The F/m 6-Month ETF has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the F/m 6-Month ETF’s investments may decrease, which will cause the value of the F/m 6-Month ETF’s Shares to decrease. As a result, you may lose money on your investment in the F/m 6-Month ETF, and there can be no assurance that the F/m 6-Month ETF will achieve its investment objective. The F/m 6-Month ETF’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the F/m 6-Month ETF, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

•	Concentration Risk. The F/m 6-Month ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 6-Month ETF’s investments more than the market as a whole, to the extent that the F/m 6-Month ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

•	Credit Risk. The value of your investment in the F/m 6-Month ETF may change in response to changes in the credit ratings of the F/m 6-Month ETF’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the F/m 6-Month ETF may cause it to default or become unable to pay interest or principal due on the security.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the F/m 6-Month ETF’s assets, F/m 6-Month ETF or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the F/m 6-Month ETF, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the F/m 6-Month ETF’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The F/m 6-Month ETF and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the F/m 6-Month ETF or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the F/m 6-Month ETF or its service providers may adversely impact and cause financial losses to the F/m 6-Month ETF or its shareholders. Issuers of securities in which the F/m 6-Month ETF invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

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•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

•	ETF Risk. The F/m 6-Month ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 6-Month ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, F/m 6-Month ETF Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the F/m 6-Month ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 6-Month ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 6-Month ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 6-Month ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 6-Month ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 6-Month ETF's share price and increase the F/m 6-Month ETF's liquidity risk, F/m 6-Month ETF expenses and/or taxable distributions.

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•	Income Risk. The F/m 6-Month ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 6-Month ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 6-Month ETF otherwise needs to purchase additional bonds.

•	Index Related Risk. There is no guarantee that the F/m 6-Month ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 6-Month ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 6-Month ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 6-Month ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the F/m 6-Month ETF receives from it but will generally affect the value of your investment in the F/m 6-Month ETF. Changes in interest rates may also affect the liquidity of the F/m 6-Month ETF’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the F/m 6-Month ETF’s yield and may increase the risk that, if followed by rising interest rates, the F/m 6-Month ETF’s performance will be negatively impacted. The F/m 6-Month ETF is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the F/m 6-Month ETF, resulting in a negative impact on the F/m 6-Month ETF's performance and NAV. Any interest rate increases could cause the value of the F/m 6-Month ETF’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the F/m 6-Month ETF, which may force the F/m 6-Month ETF to sell investments at a time when it is not advantageous to do so, which could result in losses.

•	Liquidity Risk. Certain securities held by the F/m 6-Month ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 6-Month ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 6-Month ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 6-Month ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

•	New Fund Risk. The F/m 6-Month ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 6-Month ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 6-Month ETF.

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•	Passive Investment Risk. The F/m 6-Month ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 6-Month ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The F/m 6-Month ETF generally does not attempt to invest the F/m 6-Month ETF's assets in defensive positions under any market conditions, including declining markets.

•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 6-Month ETF invests.

•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 6-Month ETF's portfolio will decline if and when the F/m 6-Month ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

•	Sector Risk. To the extent the F/m 6-Month ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 6-Month ETF.

•	Tracking Error Risk. The F/m 6-Month ETF may be subject to tracking error, which is the divergence of the F/m 6-Month ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 6-Month ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 6-Month ETF, the F/m 6-Month ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 6-Month ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 6-Month ETF incurs fees and expenses, while the Underlying Index does not.

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•	Valuation Risk. The prices provided by the F/m 6-Month ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information: Performance information for the F/m 6-Month ETF is not included because the F/m 6-Month ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 6-Month ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 6-Month ETF’s website at www.FmETFs.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with F/m 6-Month ETF
[Peter Baden]	[Chief Investment Officer, Genoa Asset Management]	Inception in [ ]
[Alexander Morris]	[President and Chief Investment Officer, F/m Investments]	Inception in [ ]
[Marcin Zdunek]	[Director of Trading & Assistant Portfolio Manager]	Inception in [ ]

Purchase and Sale of F/m 6-Month ETF Shares

Shares are intended to be listed on a national securities exchange, [Nasdaq Stock Market, LLC] (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the F/m 6-Month ETF’s NAV, market price, premiums and discounts, and bid-ask spreads, will be available at www.FmETFs.com.

The F/m 6-Month ETF issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The F/m 6-Month ETF generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the F/m 6-Month ETF (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

F/m 6-Month ETF distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the F/m 6-Month ETF’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the F/m 6-Month ETF, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the F/m 6-Month ETF, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the F/m 6-Month ETF over another investment. Any such arrangements do not result in increased F/m 6-Month ETF expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of each Fund’s benchmark (each a “Underlying Index” and more than one constituting “Underlying Indices”). Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Fund	Underlying Index
F/m 15+ Year Bond ETF	[ICE BofA 15+ Year Target Maturity Index]
F/m 30-Year Bond ETF	[ICE BofA 30-Year Target Maturity Index]
F/m 20-Year Bond ETF	[ICE BofA 20-Year Target Maturity Index]
F/m 10-Year Bond ETF	[ICE BofA 10-Year Target Maturity Index]
F/m 7-Year Bond ETF	[ICE BofA 7-Year Target Maturity Index]
F/m 5-Year Bond ETF	[ICE BofA 5-Year Target Maturity Index]
F/m 3-Year Bond ETF	[ICE BofA 3-Year Target Maturity Index]
F/m 2-Year Bond ETF	[ICE BofA 2-Year Target Maturity Index]
F/m 12-Month ETF	[ICE BofA 12-Month Target Maturity Index]
F/m 6-Month ETF	[ICE BofA 6-Month Target Maturity Index]

Additional Principal Risk Information

The value of the Funds’ investments may decrease, which will cause the value of the Fund’s Shares to decrease. As a result, you may lose money on your investment in any of the Funds, and there can be no assurance that any of the Funds will achieve its investment objective. An investment in the Funds is subject to one or more of the principal risks discussed below.

•	Concentration Risk. Any of the Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

•	Credit Risk. The value of your investment in any of the Fund’s may change in response to changes in the credit ratings of such Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by such Fund may cause it to default or become unable to pay interest or principal due on the security.

•	Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, any of the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Adviser and other service providers (including, but not limited to, any of the Funds’ accountant, custodian, transfer agent and administrator), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with any of the Funds’ ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.

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•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.

•	ETF Risk. Each of the Funds is an ETF, and, as a result of an ETF's structure, the Funds are exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant ("AP") may engage in creation or redemption transactions directly with the Fund. Each Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to a Fund’s Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of any of the Funds in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although the Funds’ Shares are intended to be listed for trading on [Nasdaq Stock Market, LLC] (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in the Funds’ Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange. Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of the Funds’ Shares may begin to mirror the liquidity of each Fund’s underlying holdings, which can be significantly less liquid than each Fund’s Shares. In addition, during periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). During periods of reduced market liquidity, any of the Funds may not be able to readily sell fixed-income securities at prices at or near their perceived value. If a Fund needed to sell large blocks of fixed-income securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities. An unexpected increase in a Fund’s redemption requests, including requests from shareholders who may own a significant percentage of a Fund's Shares, which may be triggered by market turmoil or an increase in interest rates, could cause a Fund to sell its holdings at a loss or at undesirable prices and adversely affect that Fund's share price and increase that Fund's liquidity risk, fund expenses and/or taxable distributions. Economic and other market developments can adversely affect fixed-income securities markets. Regulations and business practices, for example, have led some financial intermediaries to curtail their capacity to engage in trading (i.e., "market making") activities for certain fixed-income securities, which could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Income Risk. The Funds’ income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

•	Index Related Risk. The Funds seek to achieve a return that corresponds generally to the price and yield performance, before fees and expenses, of each Fund’s Underlying Index as published by the sponsor ([ICE Data Services] or the “Index Provider”). There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Indices or its related data, and they do not guarantee that the Underlying Indices will be in line with the Index Provider’s methodology. The Funds’ strategies as described in this Prospectus are to manage each Fund consistently with that Fund’s Underlying Index. The Funds do not provide any warranty or guarantee against the Index Provider’s or any agent’s errors. Errors in respect of the quality, accuracy and completeness of the data used to compile the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Funds and their shareholders. For example, during a period where an Underlying Index contains incorrect constituents, the corresponding Fund would have market exposure to such constituents and would be underexposed to that Underlying Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by corresponding Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the corresponding Fund and its shareholders.

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Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance to an Underlying Index, which could cause that Underlying Index to vary from its normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents of that Underlying Index that would otherwise be removed at rebalance due to changes in market value, issuer credit ratings, or other reasons may remain, causing the performance and constituents of that Underlying Index to vary from those expected under normal conditions. Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Indices due to reaching certain weighting constraints, unusual market conditions or corporate events or, for example, to correct an error in the selection of index constituents. When an Underlying Index is rebalanced and the corresponding Fund in turn rebalances its portfolio to attempt to increase the correlation between that Fund’s portfolio and its Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by that Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider or its agents to the Underlying Indices may increase the costs to and the tracking error risk of the Fund.

•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Funds receive from it but will generally affect the value of your investment in the Funds. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Funds’ yield(s) and may increase the risk that, if followed by rising interest rates, the Funds’ performance will be negatively impacted. The Funds are subject to the risk that the income generated by their investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Funds, resulting in a negative impact on the Funds’ performance and NAV. Any interest rate increases could cause the value of the Funds’ investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

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•	Liquidity Risk. Certain securities held by the Funds may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, each such Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Funds may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Funds’ NAVs and market prices are based upon the market’s perception of value and are not necessarily an objective measure of an investment’s value. There is no assurance that any of the Funds will realize its investment objective, and an investment in any of the Funds is not, by itself, a complete or balanced investment program. You could lose money on your investment in any of the Funds, or any of the Funds could underperform other investments.

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, war, natural disasters, terrorism, conflicts and social unrest may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Funds’ investments may be negatively affected by events impacting a country or region, regardless of whether any of the Funds invests in issuers located in or with significant exposure to such country or region.

The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although vaccines for COVID-19 are available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time.

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•	New Fund Risk. The Funds are newly organized, diversified management investment companies with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that a Fund will grow to, or maintain, an economically viable size, in which case the Board of the Company may determine to liquidate any or all of the Funds. Like other new funds, large inflows and outflows may impact any of the Funds’ market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If any of the Funds fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund’s fixed costs would be allocated over a smaller number of shareholders.

•	Passive Investment Risk. The Funds are not actively managed and the Adviser will not sell shares of a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from an Underlying Index or the selling of shares of that security is otherwise required upon a reconstitution of an Underlying Index as addressed in the Index methodology. The Funds invest in securities included in, or representative of securities included in, the Underlying Indices, regardless of their investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds.

•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Funds invest.

•	Reinvestment Risk. Reinvestment risk is the risk that income from the Funds’ portfolios will decline if and when the Fund reinvests the proceeds from the disposition of portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of a Fund’s Shares.

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

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•	Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•	Securities Lending Risk. The Funds may lend portfolio securities to institutions, such as certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the Funds.

•	Tracking Error Risk. The Funds may be subject to tracking error, which is the divergence of a Fund’s performance from that of its Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in a Fund’s portfolio and those included in the corresponding Underlying Index, pricing differences, transaction costs incurred by the a Fund, a Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the an Underlying Index or the costs to a Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses, while its Underlying Index does not.

•	Valuation Risk. The prices provided by the Funds’ pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Additional Information About Non-Principal Risks of the Funds. This section provides additional information regarding certain non-principal risks of investing in the Fund. The risks listed below could have a negative impact on any of the Funds’ performance and trading prices.

•	Costs of Buying or Selling Shares Risk. Investors buying or selling Shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of the Funds’ Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy a Fund’s Shares (the “bid” price) and the price at which an investor is willing to sell a Fund’s Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for a Fund’s Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling a Fund’s Shares, including bid/ask spreads, frequent trading of a Fund’s Shares may significantly reduce investment results and an investment in a Fund’s Shares may not be advisable for investors who anticipate regularly making small investments.

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•	Legal and Regulatory Change Risk. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of any of the Funds’ investments and each Fund’s ability to pursue its trading strategy. In addition, the securities markets are subject to comprehensive statutes and regulations. The SEC and other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on the Funds could be substantial and adverse.

•	RIC Compliance Risk. Each of the Funds has elected to be, and intends to continue to qualify each year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code. To continue to qualify for federal income tax treatment as a RIC, a Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year a Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of that Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, a Fund could cure a failure to qualify as a RIC, but in order to do so, that Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

Disclosure of Portfolio Holdings

The Funds’ entire portfolio holdings are publicly disseminated each day the Funds are open for business through the Funds’ website located at www.FmETFs.com and may be made available through financial reporting and news services or any other medium, including publicly available internet web sites. Additional information regarding the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information ("SAI").

MANAGEMENT OF THE FUNDS

The Board of the Company, of which the Funds are each a series, is responsible for supervising the operations and affairs of the Funds. The Adviser is responsible for the daily management and administration of the Funds’ operations.

Investment Adviser

The investment adviser for each Fund is F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”). The Adviser is located at 3050 K Street NW, Suite W-201, Washington, DC 20007. The Adviser is controlled by F/m Acceleration, LLC, a Delaware limited liability company, and EQSF Holdings, LLC, a Delaware limited liability company owned by three officers of the Company. Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of investment advisory agreement between the Company and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, each Fund pays the Adviser a unitary management fee that is computed and [paid monthly at an annual rate of 0.15% of each Fund’s average daily net assets during the month]. From the unitary management fee, the Adviser pays most of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

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A discussion regarding the Board’s approval of the Funds’ Advisory Agreement and the factors the Board considered with respect to its approval will be available in the Funds’ first annual or semi-annual report to shareholders.

The Adviser’s Investment Management Team

Peter Baden, Alexander Morris, and Marcin Zdunek serve as each Fund’s portfolio managers and are jointly responsible for the portfolio management decisions for the Funds.

Peter Baden

Peter Baden is the Chief Investment Officer of the Genoa Asset Management, an affiliated entity of the Adviser, and Portfolio Manager for the firm’s taxable bond strategies. Mr. Baden has over 25 years of investment management experience, encompassing portfolio management, mergers and acquisitions, financial institutions, and credit analysis. Prior to joining the Adviser and its predecessor firm, Mr. Baden worked on the mergers and acquisitions team at Star Banc (now US Bancorp) acquiring and integrating multiple banks and savings and loan associations. In the trust department, he managed the REIT allocation for a mutual fund and analyzed US and international bank, insurance, and financial companies, as well as municipalities. Previously, at Pacholder Associates, Mr. Baden managed money market assets in multiple portfolios, and designed and developed proprietary portfolio systems and models for distressed companies, collateralized bond obligations, and legal settlement pools. Mr. Baden has extensive experience with resolution and liquidation for distressed portfolios including the Resolution Trust Corporation.

Alexander Morris

Alexander Morris is the President and Chief Investment Officer of the Adviser. Mr. Morris has over 15 years of investment management experience, encompassing portfolio management, trading, mergers and acquisitions, financial institutions, and security analysis, and has served in a number of senior management roles for various financial institutions. He founded the Adviser in 2019 and has served as its President and Chief Investment Officer since its inception. Prior to founding the Adviser Mr. Morris founded Rowhouse Capital Partners LLC, a boutique strategic advisory firm to financial institutions and previously served as in various capital markets and corporate development roles with Fortigent LLC, a family office services provider and asset manager, as well as with LPL Financial which acquired Fortigent in 2012. Prior to Fortigent Mr. Morris worked served in various analysis roles for financial institutions.

Marcin Zdunek

Mr. Zdunek is Director of Trading & Assistant Portfolio Manager of credit strategies and is responsible for all aspects of trading and trade support. He joined the Adviser in November 2020 when his prior firm, First Western Capital Management, was acquired. Prior to joining First Western, Mr. Zdunek was a Supervisor in Fixed Income and Equity Trading at AIG Global Investment Group. Mr. Zdunek’s prior positions included Senior Fixed Income Trade Support Specialist at Alliance Capital Management and a Fixed Income Associate/Supervisor at Morgan Stanley.

The SAI provides additional information about the compensation of each Portfolio Manager, other accounts managed by them, and their ownership of Shares of the Funds.

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HOW TO BUY AND SELL SHARES

Each of the Funds issue and redeem its Shares at NAV only in Creation Units. Only APs may acquire Shares directly from each Fund, and only APs may tender their Shares for redemption directly to each Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation, a clearing agency that is registered with the SEC; or (ii) a DTC participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors can only buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on [Nasdaq Stock Market, LLC] (the “Exchange”) and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling a Fund’s Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning a Fund’s Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Funds’ Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of a Fund’s Shares, you are not entitled to receive physical delivery of stock certificates or to have a Fund’s Shares registered in your name, and you are not considered a registered owner of a Fund’s Shares. Therefore, to exercise any right as an owner of a Fund’s Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Share Trading Prices on the Exchange

Trading prices of the Funds’ Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares. To provide additional information regarding the indicative value of each Fund’s Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for each Fund’s Shares as calculated by an information provider or market data vendor. The Funds are neither involved in nor responsible for any aspect of the calculation or dissemination of the IIVs and make no representation or warranty as to the accuracy of the IIVs. If the calculation of the IIV is based on the basket of Deposit Securities, such IIV may not represent the best possible valuation of the Funds’ portfolios because the basket of Deposit Securities does not necessarily reflect the precise composition of the current portfolio of any Fund at a particular point in time. The IIV should not be viewed as a “real-time” update of each Fund’s NAV because the IIV may not be calculated in the same manner as the NAV, which is computed only once a day, typically at the end of the business day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the Deposit Securities.

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Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of the Funds’ Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by any of the Funds’ shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem any Fund’s Shares directly with a Fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains or loses. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by any of the Funds in effecting trades. In addition, the Funds reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for each Fund is calculated by dividing that Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates by the Adviser, as the Funds’ valuation designee, under guidelines established by the Board.

Fair Value Pricing

If market quotations are unavailable or deemed unreliable by the Funds’ administrator, in consultation with the Adviser, securities will be fair valued by the Adviser in accordance with procedures adopted by the Board and under the Board’s ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually.

Dividend Reinvestment Service

Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares.  If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market.  Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service.  To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.  Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

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Taxes

As with any investment, you should consider how your investment in shares of a Fund will be taxed. The tax information in this Prospectus is provided as general information. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your own tax professional about the tax consequences of an investment in a Fund’s Shares.

Unless your investment in a Fund’s Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when: (i) a Fund makes distributions; (ii) you sell your Shares listed on the Exchange; and (iii) you purchase or redeem Creation Units.

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares of a Fund. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by that Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares of a Fund.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Funds.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the shares’ NAV when you purchased your shares of a Fund). Income from U.S. treasury securities are generally exempt from state and local taxes. Tax-exempt interest income is not included in net investment income for purposes of the federal net investment tax. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash. Distributions paid from a Fund’s net long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares.

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Taxes When Shares are Sold on the Exchange

For federal income tax purposes, any capital gain or loss realized upon a sale of shares of a Fund generally is treated as a long-term capital gain or loss if those shares have been held for more than 12 months and as a short-term capital gain or loss if those shares have been held for 12 months or less. However, any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares of a Fund. Any loss realized on a sale will be disallowed to the extent shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of shares. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

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IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on and sales of shares of a Fund held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the shares.

U.S. Tax Treatment of Foreign Shareholders

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale of Funds’ Shares, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

However, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from that Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Funds are generally required to withhold 30% on certain payments to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in any of the Funds.

Backup Withholding

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares of a Fund) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such backup withholding. The current backup withholding rate is 24%.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months, and otherwise will be short-term capital gain or loss.

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The Company on behalf of the Funds has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of any of the Funds and if, pursuant to Section 351 of the Code, any of the Funds would have a basis in the securities different from the market value of such securities on the date of deposit. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of a Fund, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held by the AP for more than 12 months, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains).

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on a Fund’s distributions and sales of shares of a Fund. Consult your personal tax advisor about the potential tax consequences of an investment in Shares of the Funds under all applicable tax laws. For more information, please see the section entitled “DIVIDENDS, DISTRIBUTIONS, AND TAXES” in the SAI.

DISTRIBUTION

The Distributor, [Quasar Distributors, LLC], is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is [111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202].

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ADDITIONAL CONSIDERATIONS

Payments to Financial Intermediaries

The Adviser and its affiliates, out of their own resources and without additional cost to the Funds or their shareholders, may pay intermediaries, including affiliates of the Adviser, for the sale of Funds’ Shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products.  Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be made to intermediaries for making Shares of the Funds available to their customers generally and in investment programs.  The Adviser and its affiliates may also reimburse expenses or make payments from their own resources to intermediaries in consideration of services or other activities the Adviser believes may facilitate investment in the Fund.

The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of Shares of any of the Funds, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments.  Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund and other ETFs.

Premium/Discount Information

Information regarding how often each of the Fund’s Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available, free of charge, on the Funds’ website at www.FmETFs.com.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws.  Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.  As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Funds’ Shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.  Firms that incur a prospectus delivery obligation with respect to Shares of the Funds are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Funds’ Prospectus is available on the SEC’s electronic filing system.  The prospectus delivery mechanism provided in Rule 153 of the Securities Act is only available with respect to transactions on an exchange.

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Additional Information

The Funds enter into contractual arrangements with various parties, including among others the Funds’ investment adviser, who provides services to the Funds.  Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase Shares of any of the Funds.  The Funds may make changes to this information from time to time.  Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND’S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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FINANCIAL HIGHLIGHTS

Financial highlights are not yet available for the Funds as the Funds had not commenced operations prior to the date of this Prospectus.

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INVESTMENT ADVISER

F/m Investments, LLC d/b/a North Slope Capital, LLC

3050 K Street NW, Suite W-201

Washington, DC 20007

ADMINISTRATOR AND
TRANSFER AGENT

U.S. Bank Global Fund Services
P.O. Box 701

Milwaukee, Wisconsin 53201-0701

CUSTODIAN

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

[ ]

UNDERWRITER

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202]

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

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FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports

Once available, additional information about the Funds’ investments will be included in the Funds’ annual and semiannual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its most recently completed fiscal year. The Funds’ annual reports and semi-annual reports to shareholders will be available at the Funds’ website or by calling [1-800-617-0004].

Statement of Additional Information

The SAI dated [ ], 2023, provides more details about each Fund and its policies. The current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request along with the semiannual and annual reports (when available). To obtain a free copy of the SAI, semiannual or annual reports or if you have questions about the Funds:

By Internet

Go to www.FmETFs.com

By Telephone

Call [1-800-617-0004] or your securities dealer.

By Mail

Write to:

[ ]

c/o U.S. Bank Global Fund Services
P.O. Box 701

Milwaukee, WI 53201-0701

From the SEC

Information about the Funds (including the SAI) and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Investment Company Act File Number 811-05518

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion—Dated October 13, 2023

F/m 15+ Year Investment Grade Corporate Bond ETF

F/m 30-Year Investment Grade Corporate Bond ETF

F/m 20-Year Investment Grade Corporate Bond ETF

F/m 10-Year Investment Grade Corporate Bond ETF

F/m 7-Year Investment Grade Corporate Bond ETF

F/m 5-Year Investment Grade Corporate Bond ETF

F/m 3-Year Investment Grade Corporate Bond ETF

F/m 2-Year Investment Grade Corporate Bond ETF

F/m 12-Month Investment Grade Corporate Bond ETF

F/m 6-Month Investment Grade Corporate Bond ETF

Each a series of The RBB Fund, Inc.

______________________________

3050 K Street NW, Suite W-201

Washington, DC 20007

Statement of Additional Information

Dated [ ], 2023

F/m 15+ Year Investment Grade Corporate Bond ETF (“F/m 15+ Year Bond EFT”), F/m 30-Year Investment Grade Corporate Bond ETF (“F/m 30-Year Bond ETF”), F/m 20-Year Investment Grade Corporate Bond ETF (“F/m 20-Year Bond ETF”), F/m 10-Year Investment Grade Corporate Bond ETF (“F/m 10-Year Bond ETF”), F/m 7-Year Investment Grade Corporate Bond ETF (“F/m 7-Year Bond ETF”), F/m 5-Year Investment Grade Corporate Bond ETF (“F/m 5-Year Bond ETF”), F/m 3-Year Investment Grade Corporate Bond ETF (“F/m 3-Year Bond ETF”), F/m 2-Year Investment Grade Corporate Bond ETF (“F/m 2-Year Bond ETF”), F/m 12-Month Investment Grade Corporate Bond ETF (“F/m 12-Month ETF”), and F/m 6-Month Investment Grade Corporate Bond ETF (“F/m 6-Month ETF”) (each a “Fund” and together the “Funds”) are diversified series of The RBB Fund, Inc. (the “Company”), an open-end management investment company organized as a Maryland corporation on February 29, 1988.

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser to each Fund.

Information about the Fund is set forth in the prospectus dated [ ], 2023 (the “Prospectus”) and provides the basic information you should know before investing. To obtain a copy of the Prospectus and/or the Fund’s Annual and Semi-Annual Reports (when available), please write to the Fund [c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 or call 800-617-0004]. This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus. It is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Funds and the Company, and it should be read in conjunction with the Prospectus.

Table of Contents

Fund History	1
Investment Policies and Practices	1
Investment Restrictions	7
Exchange Listing and Trading	8
Management of the Company	8
Code of Ethics	14
Principal Holders	15
Investment Advisory Agreement	15
Portfolio Managers	15
Underwriter	16
Purchase and Redemption of Creation Units	17
Portfolio Holdings Information	21
Determination of Net Asset Value	22
Dividends, Distributions, and Taxes	23
Portfolio Transactions and Brokerage	24
Securities Lending	25
Proxy Voting Procedures	25
Payments To Financial Intermediaries	25
Additional Information Concerning Company Shares	26
General Information	26
Financial Statements	27
Appendix A	A-1
Appendix B	B-1

FUND HISTORY

The Company is an open-end management investment company currently consisting of [ ] separate portfolios. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Maryland corporation on February 29, 1988.  This SAI pertains to shares of the F/m 15+ Year Bond ETF, F/m 30-Year Bond ETF, F/m 20-Year Bond ETF, F/m 10-Year Bond ETF, F/m 7-Year Bond ETF, F/m 5-Year Bond ETF, F/m 3-Year Bond ETF, F/m 2-Year Bond ETF, F/m 12-Month ETF, and F/m 6-Month ETF. F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) serves as the investment adviser to each Fund.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its corresponding benchmark index (“Underlying Index”):

Fund	Underlying Index
F/m 15+ Year Bond ETF	[ICE BofA 15+ Year Target Maturity Index [ ]]
F/m 30-Year Bond ETF	[ICE BofA 30-Year Target Maturity Index [ ]]
F/m 20-Year Bond ETF	[ICE BofA 20-Year Target Maturity Index [ ]]
F/m 10-Year Bond ETF	[ICE BofA 10-Year Target Maturity Index [ ]]
F/m 7-Year Bond ETF,	[ICE BofA 7-Year Target Maturity Index [ ]]
F/m 5-Year Bond ETF	[ICE BofA 5-Year Target Maturity Index [ ]]
F/m 3-Year Bond ETF,	[ICE BofA 3-Year Target Maturity Index [ ]]
F/m 2-Year Bond ETF	[ICE BofA 2-Year Target Maturity Index [ ]]
F/m 12-Month ETF	[ICE BofA 12-Month Target Maturity Index [ ]]
F/m 6-Month ETF	[ICE BofA 6-Month Target Maturity Index [ ]]

Each Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit”).  Each Fund also generally offers and issues shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”).  The Company reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The shares of the Funds are intended to be listed on the [Nasdaq Stock Market LLC] (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from a Fund’s NAV.  The shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.  Creation Units generally consist of [10,000 shares], though this may change from time to time.

Shares of a Fund may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Company cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below).  The Company may impose a transaction fee for each creation or redemption (the “Transaction Fee”).  In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.  The Funds may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of [2.00%] of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

INVESTMENT POLICIES AND PRACTICES

The Funds’ investment objectives and principal investment strategies are described in the Prospectus. The sections below describe some of the different types of investments that may be made by the Funds as part of its non-principal investment strategy. The following information supplements, and should be read in conjunction with, the Prospectus.

With respect to the Funds’ investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, any of the Funds may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with that Fund’s objective.

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There can be no guarantee that the Funds will achieve their investment objectives.  The Funds may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Funds’ Prospectus and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and limitations.

Cash Equivalents and Short-Term Investments

The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Short-term instruments include obligations of the U.S. government or its agencies or instrumentalities (see “U.S. Government Securities” below) and, without limitation, the following:

(1)          Certificates of Deposit. The Funds may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid investments and be subject to the Fund’s 15% restriction on investments in illiquid investments. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

(2)          Bankers’ Acceptances. The Funds may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(3)          Repurchase Agreements. The Funds may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Funds to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to certain obligations. For the Funds, collateral may consist of any fixed income security which is an eligible investment for the Funds entering into the repurchase agreement. The Funds’ custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the Funds will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Funds are entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Funds could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Funds. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Funds to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(4)          Bank Time Deposits. The Funds may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(5)          Eurodollar and Yankee Instruments. The Funds may invest in Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks; Eurodollar time deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States. In each instance, the Fund may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

(6)          Money Market Funds and Short-Term Debt Funds. The Funds may invest in money market funds. The Funds will each bear their proportionate share of the money market fund’s fees and expenses (see “Other Investment Companies” below). The Funds may hold securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less.

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(7)          Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which are transactions in which a Fund sells a security and simultaneously agrees to repurchase that security from the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

Reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest. Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities such Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Illiquid Investments

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board of Directors of the Company (“Board”), certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

The Company has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by Rule 22e-4, to the SEC.

Inflation Protected Securities

Each Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Inflation protected securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation protected bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of U.S. Treasury inflation protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Other inflation-protected securities that accrue inflation into their principal value may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-protected securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected securities.

The periodic adjustment of U.S. inflation protected bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation protected securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation-protected security does not accurately adjust for inflation, the value of the security could be adversely affected.

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While inflation protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. The calculation of the inflation index ratio for inflation protected securities issued by the U.S. Treasury incorporates an approximate three-month lag, which may have an effect on the trading price of the securities, particularly during periods of significant, rapid changes in the inflation index. To the extent that inflation has increased during the three months prior to an interest payment, that interest payment will not be protected from the inflation increase. Further, to the extent that inflation has increased during the final three months of a security’s maturity, the final value of the security will not be protected against that increase, which will negatively impact the value of the security. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-protected securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in the principal amount of an inflation-protected security will be considered taxable income to the Fund, even though the Fund does not receive its principal until maturity.

Lending Portfolio Securities

A Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 1/3% of the value of a Fund’s total assets. These loans will be secured by collateral (consisting of cash, U.S. Government Securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. A Fund may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. A Fund will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The advantage of such loans is that a Fund continues to receive the income on the loaned securities while earning interest on the cash amounts deposited as collateral, which will be invested in short-term investments.

A loan may be terminated by the borrower on one business day’s notice, or by the Company on two business days’ notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Company may use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost exceeding the collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and a Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover a Fund’s transaction costs. However, loans of securities will be made only to companies the Board deems to be creditworthy (such creditworthiness will be monitored on an ongoing basis) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities. Any gain or loss in the market price during the loan period would inure to the Fund.

When voting or consent rights that accompany loaned securities pass to the borrower, the Company will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. A Fund will pay reasonable finder’s, administrative, and custodial fees in connection with loans of securities.

LIBOR Discontinuance or Unavailability Risk

Instruments in which a Fund may invest may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates LIBOR, phased out most LIBOR settings by the end of 2021, except the majority of the U.S. dollar LIBOR settings which were phased out by June 30, 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law and provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark that is based on the Secured Overnight Financing Rate (“SOFR”). Various financial industry groups have begun planning for the transition from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. It is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted. Any such effects of the transition, as well as other unforeseen effects, could have an adverse impact on the Fund’s performance.

U.S. Government Securities

Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;(c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

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U.S. Treasury obligations include separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are transferable through the Federal book-entry system. STRIPS are sold as zero-coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations.

When-Issued and Delayed Delivery Transactions

Each Fund may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date.

The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund’s purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of a Fund’s total assets that are subject to market risk, resulting in increased sensitivity of NAV to changes in market prices. A seller’s failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

When a Fund agrees to purchase securities on a when-issued or delayed delivery basis, a Fund will segregate cash or liquid securities in an amount sufficient to meet the Fund’s purchase commitments. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments, its liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever became significant. Under normal market conditions, however, a Fund’s commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

Zero-Coupon and Step Coupon Securities

Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

Portfolio Turnover

Portfolio securities may be sold without regard to the time they have been held when investment considerations warrant such action. A higher portfolio turnover rate would result in higher brokerage costs to a Fund and could also result in the realization of larger amounts of capital gains, including short-term capital gains. Capital gains are generally taxable when distributed to shareholders, and distributions of short-term capital gains are generally taxable at ordinary income tax rates.

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Pandemic Risk

Disease outbreaks that affect local economies or the global economy may materially and adversely impact a Fund and/or the Adviser’s business. For example, uncertainties regarding the novel Coronavirus (“COVID-19”) outbreak have resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser has in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and it periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser or a Fund’s service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although vaccines for COVID-19 are widely available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time.

Cyber Security Risk

A Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting a Fund, the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject a Fund to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such companies to lose value. While each Fund and its service providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, a Fund has limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to a Fund and the Adviser.

INVESTMENT RESTRICTIONS

The Company has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to each Fund without the approval of the holders of a majority of that Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

3.	Make loans, except to the extent permitted under the 1940 Act.

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.

5.	Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time

6.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

7.	With respect to 75% of its total assets, purchase securities of an issuer (other than (i) securities issued by other investment companies, (ii) securities issued by the U.S. government, its agencies, instrumentalities or authorities, or (iii) repurchase agreements fully collateralized by U.S. government securities) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

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Group of related industries is defined as three or more industries based on the Adviser’s classification for the purpose of this section.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Directors. Each Fund may not:

1.	Acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously. If the percentage of the Fund’s net assets invested in illiquid investments exceeds 15% due to market activity or changes in the Fund’s portfolio, the Fund will take appropriate measures to reduce its holdings of illiquid investments as soon as reasonably practicable, in a manner consistent with prudent management and the interests of the Fund.

EXCHANGE LISTING AND TRADING

Shares are intended to be listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will meet or continue to meet the requirements of the Exchange necessary to maintain the listing of shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the shares of a Fund under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained; (ii) if the Exchange files separate proposals under Section 19(b) of the 1940 Act and any of the statements regarding (a) the description of the Fund; (b) limitations on a Fund’s portfolio holdings or reference assets; (c) dissemination and availability of the intraday indicative values; or (d) the applicability of the Exchange listing rules specified in such proposals are not continuously maintained; (iii) if, following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of shares of the Fund; (iv) if the intraday indicative value is no longer disseminated at least every 15 seconds during the Exchange’s regular market session and the interruption to the dissemination persists past the trading day in which it occurred; or (v) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares from listing and trading upon termination of a Fund.

The Company reserves the right to adjust the price levels of its shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

To provide additional information regarding the indicative value of shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund as calculated by an information provider or market data vendor. The Company is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

MANAGEMENT OF THE COMPANY

The business and affairs of the Company are managed under the oversight of the Board, subject to the laws of the State of Maryland and the Company’s Charter. The Directors are responsible for deciding matters of overall policy and overseeing the actions of the Company’s service providers. The officers of the Company conduct and supervise the Company’s daily business operations.

Directors who are not deemed to be “interested persons” of the Company (as defined in the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” The Board is currently composed of seven Independent Directors and one Interested Director. The Board has selected Arnold M. Reichman, an Independent Director, to act as Chair. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Directors and the Company’s officers and legal counsel, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Company’s independent registered public accounting firms and legal counsel, to assist the Directors in performing their oversight responsibilities.

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The Board has established [seven] standing committees — [Audit, Contract, Executive, Nominating and Governance, Product Development, Regulatory Oversight, and Valuation Committees]. The Board may establish other committees, or nominate one or more Directors to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section entitled “Standing Committees.”

The Board has determined that the Company’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Directors and Executive Officers

The Directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are set forth in this section.

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
INDEPENDENT DIRECTORS
Julian A. Brodsky 615 East Michigan Street Milwaukee, WI 53202 Age: [90]	Director	1988 to present	From 1969 to 2011, Director and Vice Chairman, Comcast Corporation (cable television and communications).	[...]	[AMDOCS Limited (service provider to telecommunications companies).]
Gregory P. Chandler 615 East Michigan Street Milwaukee, WI 53202 Age: [57]	Director	2012 to present

Since 2020, Chief Financial Officer, Herspiegel Consulting LLC (life sciences consulting services); 2020, Chief Financial Officer, Avocado Systems Inc. (cyber security software provider); 2009-2020, Chief Financial Officer, Emtec, Inc. (information technology consulting/services).

[...]

[FS Energy and Power Fund (business development company); Wilmington Funds (12 portfolios) (registered investment company); Emtec, Inc. (until December 2019); FS Investment Corporation (business development Company) (until December 2018).]

Lisa A. Dolly 615 East Michigan Street, Milwaukee, WI, 53202 Age: [57]	Director	October 2021 to present	From July 2019-December 2019, Chairman, Pershing LLC (broker dealer, clearing and custody firm); January 2016-June 2019, Chief Executive Officer, Pershing, LLC.	[...]	[Allfunds Group PLC (United Kingdom wealthtech and fund distribution provider); Securities Industry and Financial Markets Association (trade association for broker dealers, investment banks and asset managers); Hightower Advisors (wealth management firm).]
Nicholas A. Giordano 615 East Michigan Street Milwaukee, WI 53202 Age: [80]	Director	2006 to present	Since 1997, Consultant, financial services organizations.	[...]	[IntriCon Corporation (biomedical device manufacturer); Wilmington Funds (12 portfolios) (registered investment company); Independence Blue Cross (healthcare insurance) (until 2021).]
Arnold M. Reichman 615 East Michigan Street Milwaukee, WI 53202 Age:[ 75]	Chair Director	2005 to present 1991 to present	Retired.	[...]	[EIP Investment Trust (registered investment company) (until August 2022).]
Brian T. Shea 615 East Michigan Street Milwaukee, WI 53202 Age:[63]	Director	2018 to present	From 2014-2017, Chief Executive Officer, BNY Mellon Investment Services (fund services, global custodian and securities clearing firm); from 1983-2014, Chief Executive Officer and various positions, Pershing LLC (broker dealer, clearing and custody firm).	[...]

[Fidelity National Information Services, Inc. (financial services technology company); Ameriprise Financial, Inc. (financial services company); WisdomTree Investments, Inc.(asset management company) (until March 2019).]

Robert A. Straniere 615 East Michigan Street Milwaukee, WI 53202 Age: [82]	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; since 1980, Founding Partner, Straniere Law Group (law firm).	[...]	None.

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INTERESTED DIRECTOR[2]
Robert Sablowsky 615 East Michigan Street Milwaukee, WI 53202 Age: [85]	Vice Chair Director	2016 to present 1991 to present	Since 2002, Senior Director – Investments and, prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	59	None.
OFFICERS
Steven Plump 615 East Michigan Street Milwaukee, WI 53202 Age: [64]	President	August 2022 to present	From 2011 to 2021, Executive Vice President, PIMCO LLC.	N/A	N/A
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: [61]	Chief Compliance Officer	2004 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company); since 2021, Chief Compliance Officer of The RBB Fund Trust; President of The RBB Fund Trust from 2021 to 2022; President of The RBB Fund, Inc. from 2009 to 2022.	N/A	N/A
James G. Shaw 615 East Michigan Street Milwaukee, WI 53202 Age: [63]	Chief Financial Officer and Secretary Chief Operating Officer	2016 to present August 2022 to present

Chief Financial Officer and Secretary (since 2016) and Chief Operating Officer (since 2022) of The RBB Fund, Inc.; Chief Financial Officer and Secretary (since 2021) and Chief Operating Officer (since 2022) of The RBB Fund Trust; from 2005 to 2016, Assistant Treasurer of The RBB Fund, Inc.; from 1995 to 2016, Senior Director and Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company).

				N/A	N/A
Craig A. Urciuoli 615 East Michigan Street Milwaukee, WI 53202 Age: [49]	Director of Marketing & Business Development	2019 to present	Director of Marketing & Business Development of The RBB Fund, Inc. (since 2019) and The RBB Fund Trust (since 2021); from 2000-2019, Managing Director, Third Avenue Management LLC (investment advisory firm).	N/A	N/A
Jennifer Witt 615 East Michigan Street Milwaukee, WI 53202 Age: [41]	Assistant Treasurer	2018 to present	Since 2020, Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2016 to 2020, Assistant Vice President, U.S. Bank Global Fund Services; from 2007 to 2016, Supervisor, Nuveen Investments (registered investment company).	N/A	N/A
Edward Paz 615 East Michigan Street Milwaukee, WI 53202 Age: [52]	Assistant Secretary	2016 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Michael P. Malloy One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: [64]	Assistant Secretary	1999 to present	Since 1993, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A
Jillian L. Bosmann One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: [44]	Assistant Secretary	2017 to present	Since 2017, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A
*	Each Director oversees [...] portfolios of the fund complex, consisting of the series in the Company ([...] portfolios) and The RBB Fund Trust (11 portfolios).

1.	Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his or her successor is elected and qualified or his or her death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. [The Board has approved waivers of the policy with respect to Messrs. Brodsky, Giordano, Reichman, Sablowsky and Straniere. Each officer holds office at the pleasure of the Board until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.]
2.	Mr. Sablowsky is considered an “interested person” of the Company as that term is defined in the 1940 Act and is referred to as an “Interested Director.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer.

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Director Experience, Qualifications, Attributes and/or Skills

The information above includes each Director’s principal occupations during the last five years. Each Director possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director of the Company. Mr. Brodsky has over 40 years of senior executive-level management experience in the cable television and communications industry.  Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Ms. Dolly has over three decades of experience in the financial services industry, and she has demonstrated her leadership and management abilities by serving in numerous senior executive-level positions. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience.  Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing, and investment services industry, including service on the boards of industry regulatory organizations and a university.  Mr. Straniere has been a practicing attorney for over 30 years and has served on the boards of an asset management company and another registered investment company.

Standing Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of three Independent Directors. The current members of the Audit Committee are Messrs. Brodsky, Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened [four] times during the fiscal year ended August 31, 2023.

Contract Committee. The Board has a Contract Committee comprised of the Interested Director and four Independent Directors. The current members of the Contract Committee are Ms. Dolly and Messrs. Brodsky, Chandler, Sablowsky and Straniere. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of the Company. The Contract Committee convened [six] times during the fiscal year ended August 31, 2023.

Executive Committee. The Board has an Executive Committee comprised of the Interested Director and three Independent Directors. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Company when the Board is not in session. The Executive Committee did not meet during the fiscal year ended August 31, 2023.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised of three Independent Directors. The current members of the Nominating and Governance Committee are Messrs. Brodsky, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Directors of the Company. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Company’s Secretary. The Nominating and Governance Committee convened [five] times during the fiscal year ended August 31, 2023.

Product Development Committee. The Board has a Product Development Committee comprised of the Interested Director and three Independent Directors. The current members of the Product Development Committee are Messrs. Chandler, Reichman, Sablowsky, and Shea. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Company. The Product Development Committee convened [...] times during the fiscal year ended August 31, 2023.

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Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of the Interested Director and four Independent Directors. The current members of the Regulatory Oversight Committee are Ms. Dolly and Messrs. Reichman, Sablowsky, Shea and Straniere. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Company. The Regulatory Oversight Committee convened [four] times during the fiscal year ended August 31, 2023.

Valuation Committee. The Board has a Valuation Committee comprised of the Interested Director, an Independent Director, and two officers of the Company. The members of the Valuation Committee are Messrs. Faia, Sablowsky, Shea, and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee convened [four] times during the fiscal year ended August 31, 2023.

Risk Oversight

The Board performs its risk oversight function for the Company through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Company’s investment advisers and other service providers, Company officers and the Company’s CCO. The Company is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Company is the responsibility of the Company’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Company’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Company’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Company’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Company’s CCO to discuss compliance reports, findings and issues. The Board also relies on the Company’s investment advisers and other service providers, with respect to the day-to-day activities of the Company, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Company’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Company’s independent registered public accounting firms to ensure that the Company’s respective audit scopes include risk-based considerations as to the Company’s financial position and operations. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Company’s investments or activities.

Director Ownership of Shares of the Company

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Funds and in all of the portfolios of the Company (which for each Director comprise all registered investment companies within the Company’s family of investment companies overseen by him or her), as of December 31, 2022, including amounts through the deferred compensation plan.

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Name of Director	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS
Julian A. Brodsky	None	[ ]
Gregory P. Chandler	None	[ ]
Lisa A. Dolly	None	[ ]
Nicholas A. Giordano	None	[ ]
Arnold M. Reichman	None	[ ]
Brian T. Shea	None	[ ]
Robert A. Straniere	None	[ ]
INTERESTED DIRECTOR
Robert Sablowsky	None	[ ]

*	The Funds had not commenced operations prior to the date of this SAI.

Directors’ and Officers’ Compensation

Effective January 1, 2023, the Company and The RBB Fund Trust, based on an allocation formula, pay each Director a retainer at the rate of $150,000 annually, $13,500 for each regular meeting of the Board, $5,000 for each Regulatory Oversight Committee meeting attended in-person, $4,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee each receives an additional fee of $20,000 for his services. The Chairman of the Contract Committee and the Chairman of the Nominating and Governance Committee each receives an additional fee of $10,000 per year for his services. The Vice Chairman of the Board receives an additional fee of $35,000 per year for his services in this capacity and the Chairman of the Board receives an additional fee of $75,000 per year for his services in this capacity.

From January 1, 2022 through December 31, 2022, the Company and The RBB Fund Trust, based on an allocation formula, paid each Director a retainer at the rate of $125,000 annually, $13,500 for each regular meeting of the Board, $3,500 for each committee meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee each received an additional fee of $20,000 for his services. The Chairman of the Contract Committee and the Chairman of the Nominating and Governance Committee each received an additional fee of $10,000 per year for his services. The Vice Chairman of the Board received an additional fee of $35,000 per year for his services in this capacity and the Chairman of the Board received an additional fee of $75,000 per year for his services in this capacity.

From April 1, 2019, through December 31, 2021, the Company paid each Director a retainer at the rate of $125,000 annually, $10,000 for each regular meeting of the Board, $3,500 for each committee meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee each received an additional fee of $20,000 for his services. The Chairman of the Contract Committee and the Chairman of the Nominating and Governance Committee each received an additional fee of $10,000 per year for his services. The Vice Chairman of the Board received an additional fee of $35,000 per year for his services in this capacity and the Chairman of the Board received an additional fee of $75,000 per year for his services in this capacity.

Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board or any committee thereof. An employee of Vigilant Compliance, LLC serves as CCO of the Company and served as President of the Company until August 2022. Vigilant Compliance, LLC is compensated for the services provided to the Company, and such compensation is determined by the Board. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development, and are compensated for services provided. For the fiscal year ended August 31, 2023, each of the following members of the Board and the President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development received compensation from the Company and The RBB Fund Trust in the following amounts:

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Name of Director/Officer	Aggregate Compensation from the Funds*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation From Fund Complex Paid to Directors or Officers
Independent Directors:
Julian A. Brodsky, Director	$0	N/A	[...]
Gregory P. Chandler, Director	$0	N/A	[...]
Lisa A. Dolly, Director	$0	N/A	[...]
Nicholas A. Giordano, Director	$0	N/A	[...]
Arnold M. Reichman, Director and Chairman	$0	N/A	[...]
Brian T. Shea, Director	$0	N/A	[...]
Robert A. Straniere, Director	$0	N/A	[...]
Interested Director:
Robert Sablowsky, Director	$0	N/A	[...]
Officers:
Steven Plump, President	$0	N/A	[...]
James G. Shaw, Chief Financial Officer, Chief Operating Officer and Secretary	$0	N/A	[...]
Craig Urciuoli, Director of Marketing & Business Development	[...]	N/A	[...]

*The Funds had not commenced operations prior to the date of this SAI.

Each compensated Director is entitled to participate in the Company’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Director may elect to defer all or a portion of his or her compensation and have the deferred compensation treated as if it had been invested by the Company in shares of one or more of the portfolios of the Company. The amount paid to the Directors under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2022, the Independent Directors and their respective family members (spouse or dependent children) did not own beneficially or of record any securities of the Company’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

Director Emeritus Program

The Board has created a position of Director Emeritus, whereby an incumbent Director who has attained at least the age of 75 and completed a minimum of fifteen years of service as a Director may, in the sole discretion of the Nominating and Governance Committee of the Company (“Committee”), be recommended to the full Board to serve as Director Emeritus.

A Director Emeritus that has been approved as such receives an annual fee in an amount equal to up to 50% of the annual base compensation paid to a Director. Compensation will be determined annually by the Committee and the Board with respect to each Director Emeritus. In addition, a Director Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. A Director Emeritus will continue to receive relevant materials concerning the Funds and will be available to consult with the Directors at reasonable times as requested. However, a Director Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

A Director Emeritus will be permitted to serve in such capacity from year to year at the pleasure of the Committee and the Board for up to three years.

CODE OF ETHICS

The Company, the Adviser, and Quasar Distributors, LLC (the “Distributor”), have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. Each Code of Ethics permits such individuals to purchase and sell securities, including securities that are purchased, sold, or held by the Funds, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Funds’ investment activities.

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PRINCIPAL HOLDERS

As of the date of this SAI, no shares of the Funds were outstanding.

INVESTMENT ADVISORY AGREEMENT

Investment Advisory Agreement

The Adviser is a Delaware limited liability company with offices at 3050 K Street NW, Suite W-201, Washington, DC 20007. The Adviser is controlled by F/m Acceleration, LLC, a Delaware limited liability company, and EQSF Holdings, LLC, a Delaware limited liability company owned by three officers of the Company.

The Adviser provides investment advisory services to each Fund pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”) between the Company and the Adviser. After the initial two year-term, the Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of each Fund, provided that in either event the continuance must also be approved by a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

The Adviser manages each Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board. The Adviser provides such additional administrative services as the Company may require beyond those furnished by the Administrator and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operations of the Company.

Pursuant to the terms of the Advisory Agreement, in consideration of the services provided by the Adviser, each Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.15% of the Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

PORTFOLIO MANAGERS

Peter Baden, Alexander Morris, and Marcin Zdunek are the portfolio managers responsible for investment-related services provided to the Fund. The following table provides information regarding accounts managed by each portfolio manager as of [September 30], 2023.

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Portfolio Manager; Other Accounts	Total Accounts		Accounts With Performance-Based Fees
	Number	Assets	Number	Assets
Peter Baden
Registered Investment Companies	[ ]	[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	$[ ]
Other Accounts	[...]	$[...] million	[ ]	$[ ]

Alexander Morris
Registered Investment Companies	[...]	$[...] million	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	$[ ]
Other Accounts	[...]	$[...] million	[ ]	$[ ]

Marcin Zdunek
Registered Investment Companies	[ ]	[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	$[ ]
Other Accounts	[ ]	[ ]	[ ]	$[ ]

Portfolio Manager Compensation

The compensation structure for the portfolio managers is based upon a fixed salary as well as a discretionary bonus determined by the management of the Adviser.  Salaries are determined by management and are based upon an individual’s position and overall value to the firm.  Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the firm and the profitability of the firm.  Salaries and bonuses are not based upon criteria such as performance of the Funds or the value of assets included in the Funds’ portfolio.

Material Conflicts of Interest

The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities and other investments among all accounts it manages are fairly and equitably allocated. In accordance with the Adviser’s trade rotation policy, there will be cases where a Fund will trade after other accounts.

Ownership of Fund Shares by the Portfolio Managers

The portfolio managers did not own any shares of the Funds as no shares of the Funds were outstanding prior to the date of this SAI.

UNDERWRITER

The Company has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 5320, pursuant to which the Distributor acts as each Fund’s principal underwriter and distributes shares. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of at least [10,000] shares. The Distributor will not distribute shares in amounts less than a Creation Unit.

Under the Distribution Agreement, the Distributor, as agent for the Company, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Company until accepted by the Company. The Distributor will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority.

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The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Directors. The Distribution Agreement is terminable without penalty by the Company, on behalf of a Fund, on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board of Directors, including a majority of the Directors who are not “interested persons” (as defined under the 1940 Act) of the Company, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

PURCHASE AND REDEMPTION OF CREATION UNITS

Purchase and Issuance of Creation Units

The Company issues and sells shares of a Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below).  The NAV of the Fund’s shares is calculated each Business Day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. A Fund will not issue fractional Creation Units. A Business Day is any day on which the NYSE is open for business.

FUND DEPOSIT.  The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication of a Fund and a Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Company reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security.  When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.  These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund.  The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component.  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable.  Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund.  Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objectives of a Fund.

The Company reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).

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CASH PURCHASE METHOD.  The Company may at its discretion permit full or partial cash purchases of Creation Units of a Fund in instances permitted by the exemptive relief the Adviser is relying on in offering a Fund.  When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof.  In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a Creation Transaction Fee and Non-Standard Charges, as may be applicable.

PROCEDURES FOR PURCHASE OF CREATION UNITS.  To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant.  In addition, each Participating Party or DTC Participant (each, an “Authorized Participant” or “AP”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by [U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services] (“Transfer Agent” or “Fund Services”) and the Company, with respect to purchases and redemptions of Creation Units.  Each AP will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Company an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes.  The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Company in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase shares directly from a Fund must be placed for one or more Creation Units in the manner set forth and by the time(s) designated in the Participant Agreement (the “Cut-Off Time”). The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An AP may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required).  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an AP that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Aps may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day.  In addition, if a market or markets on which a Fund’s investments are primarily traded is closed on any day, a Fund will not accept orders on such day.  Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook.  With respect to each Fund, the Distributor will notify the Custodian of such order.  The Custodian will then provide such information to the appropriate local sub-custodian(s).  Those placing orders through an AP should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time on the Business Day on which the order is placed.  Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

Fund Deposits must be delivered by an AP through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Company or its agents.  With respect to foreign Deposit Securities, the Custodian will cause the subcustodian of such Fund to maintain an account into which the AP will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Company.  Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.  The Fund Deposit transfer must be ordered by the AP in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date.  All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Company, whose determination will be final and binding.  The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date.  If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund.

The order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern Time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern Time on the Settlement Date, then the order may be deemed to be rejected and the AP will be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT.  Except as provided herein, Creation Units will not be issued until the transfer of good title to the Company of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Company will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. However, each Fund reserves the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The AP will be liable to a Fund for losses, if any, resulting from unsettled orders.

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Creation Units may be purchased in advance of receipt by the Company of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account.  An additional amount of cash will be required to be deposited with the Company, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Company in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities.  The Participant Agreement will permit the Company to buy the missing Deposit Securities at any time.  Aps will be liable to the Company for the costs incurred by the Company in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Company will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Company and deposited into the Company.  In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by a Fund, and Non- Standard Charges may also apply.  The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Company reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Company, be unlawful.

CREATION TRANSACTION FEE.  A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction.  A Fund may adjust the creation transaction fee from time to time based upon actual experience.  In addition, a Fund may impose a Non-Standard Charge of up to [2]% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for a Fund.  A Fund may adjust the Non-Standard Charge from time to time based upon actual experience.  Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges.  Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company.  The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Company in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.  The standard Creation Transaction Fee for a Fund is $[300].

RISKS OF PURCHASING CREATION UNITS.  There are certain legal risks unique to investors purchasing Creation Units directly from a Fund.  Because a Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time.  Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act.  For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities Act.

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Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.  EXCEPT UPON LIQUIDATION OF A FUND, THE COMPANY WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS.  Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Company.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of a Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”).  Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Company.  With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges.  If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an AP by the redeeming shareholder.  Notwithstanding the foregoing, at the Company’s discretion, an AP may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

CASH REDEMPTION METHOD.  Although the Company does not ordinarily permit full or partial cash redemptions of Creation Units of a Fund, when full or partial cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof.  In the case of full or partial cash redemptions, the AP will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. A Fund may incur costs such as brokerage costs or taxable gains or losses that a Fund might not have incurred if the redemption had been made in-kind. These costs may decrease a Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if a Fund had effected redemptions wholly on an in-kind basis.

REDEMPTION TRANSACTION FEES.  A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction.  The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request.  A Fund may adjust the redemption transaction fee from time to time based upon actual experience.  In addition, a Fund may impose a Non-Standard Charge of up to [2]% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for a Fund.  Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non-Standard Charges.  Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Company.  The Non-Standard Charges are payable to a Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs.  The standard Redemption Transaction Fee for a Fund is $[300].

PROCEDURES FOR REDEMPTION OF CREATION UNITS.  Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement.  A redemption request is considered to be in “proper form” if (i) an AP has transferred or caused to be transferred to the Company’s Transfer Agent the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Company is received by the Transfer Agent from the AP on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement.  If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

The AP must transmit the request for redemption, in the form required by the Company, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement.  Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an AP which has executed an Authorized Participant Agreement.  Investors making a redemption request should be aware that such request must be in the form specified by such AP.  Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an AP and transfer of the shares to the Company’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not APs.

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In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or AP acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

ADDITIONAL REDEMPTION PROCEDURES.  In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the AP must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. If neither the redeeming Shareholder nor the AP acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Company may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Company may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Company’s brokerage and other transaction costs associated with the disposition of Fund Securities).  A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Company could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash.  The AP may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.  Further, an AP that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A.  An AP may be required by the Company to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of a Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affecting by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

PORTFOLIO HOLDINGS INFORMATION

The Company has adopted, on behalf of each Fund, a policy relating to the selective disclosure of a Fund’s portfolio holdings by the Adviser, Board, officers, or third party service providers, in accordance with regulations that seek to ensure that disclosure of information about portfolio holdings is in the best interest of the Fund’s shareholders. The policies relating to the disclosure of a Fund’s portfolio holdings are designed to allow disclosure of portfolio holdings information where necessary to a Fund’s operation without compromising the integrity or performance of a Fund. It is the policy of the Company that disclosure of a Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure.

The Company discloses portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, the Company will disclose a Fund’s portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-CEN, and Form N-PORT, or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

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A Fund’s entire portfolio holdings will be publicly disseminated each business day and may be available through financial reporting and news services including publicly available internet websites.

The Company may distribute or authorize the distribution of information about a Fund’s portfolio holdings that is not publicly available to its third-party service providers, which include U.S. Bank, N.A., the custodian; Fund Services, the administrator, accounting agent and transfer agent; [ ], the Funds’ independent registered public accounting firm; Faegre Drinker Biddle & Reath LLP, legal counsel; FilePoint, the financial printer; the Funds’ proxy voting service(s); and the Company’s liquidity classification agent. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to a Fund. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in a Fund’s portfolio.

Portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to (i) certain independent reporting agencies recognized by the SEC as acceptable agencies for the reporting of industry statistical information and, (ii) financial consultants to assist them in determining the suitability of a Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Company’s and Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions. The foregoing disclosures are made pursuant to the Company’s policy on selective disclosure of portfolio holdings. The Board or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.

The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information from a shareholder or non-shareholder if it believes that providing such information will be contrary to the best interests of a Fund.

The Board provides ongoing oversight of the Company’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Board receives from the CCO as necessary, reports on compliance with these policies and procedures. In addition, the Board receives an annual assessment of the adequacy and effectiveness of the policies and procedures with respect to a Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any violation of the policy set forth above as well as any corrective action undertaken to address such violation must be reported by the Adviser, director, officer or third party service provider to the Company’s CCO, who will determine whether the violation should be reported immediately to the Board or at its next quarterly Board meeting.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectus titled “HOW TO BUY AND SELL SHARES.”

NAV is determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each day the NYSE is open, except that no computation need be made on a day on which no orders to purchase or redeem shares have been received. The NYSE currently observes the following holidays: New Year’s Day, Martin Luther King Jr. Day (third Monday in January), Presidents Day (third Monday in February), Good Friday (Friday before Easter), Memorial Day (last Monday in May), Juneteenth National Independence Day, Independence Day, Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day.

NAV per share is computed by dividing the value of a Fund’s net assets (i.e., the value of its assets less its liabilities) by the total number of that Fund’s shares outstanding. In computing NAV, securities are valued at market value as of the applicable NAV determination time. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by the National Association of Securities Dealers Automated Quotations (“NASDAQ”). If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. A pricing service may be used to determine the fair value of securities held by a Fund. Any such service might value the investments based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data-processing techniques, a matrix system, or both to determine valuation. The Board will review and monitor the methods such services use to assure itself that securities are valued at their fair values.

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The values of securities held by the Fund and other assets used in computing NAV are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by a Fund or its liabilities, such securities and liabilities will be valued at fair value by the Adviser, as the Funds’ valuation designee, in accordance with procedures adopted in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus titled “DIVIDENDS, DISTRIBUTIONS, AND TAXES.” In addition, the following is only a summary of certain U.S. federal income tax considerations that generally affect a Fund and its shareholders. No attempt is made to present a comprehensive explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

It is the policy of the Company each fiscal year to distribute substantially all of a Fund’s net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any short-term capital gains, net of Fund expenses) and net capital gains (i.e., the excess of a Fund’s net long-term capital gains over its net short-term capital losses), if any, to its shareholders.

Dividend Reinvestment Service

The Funds will not make the DTC book-entry dividend reinvestment service available for use by beneficial owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by a Fund at NAV. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to beneficial owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

Taxes – General

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which that Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which that Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of that Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

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Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, a Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of a Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Loss Carryforwards

For federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent years.

State and Local Taxes

Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board, the Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The Adviser may serve as an investment adviser to other clients, including private investment companies, and the Adviser may in the future act as an investment adviser to other registered investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Funds and others whose assets are managed by the Adviser in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Funds.

The policy of the Funds regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Funds’ policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Adviser believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Adviser from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies on its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

In seeking to implement the Funds’ policies, the Adviser, through a brokerage or an outsourced trading desk, conducts trades on behalf of the Funds and effects transactions with brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The Adviser may place portfolio transactions with a broker or dealer that furnishes research and other services to the Adviser and may pay higher commissions to brokers in recognition of research provided (or direct the payment of commissions to such brokers). Such services may include, but are not limited to, any one or more of the following: (1) information as to the availability of securities for purchase or sale, (2) statistical or factual information or opinions pertaining to investments, (3) wire services, (4) and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Company directly. While such services are useful and important in supplementing its own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

No brokerage transaction information is provided because the Funds had not commenced operations prior to the date of this SAI.

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SECURITIES LENDING

[U.S. Bank, N.A.] serves as securities lending agent for the Funds and in that role administers the Funds’ securities lending program pursuant to the terms of a Master Securities Lending Agreement entered into between the Funds and [U.S. Bank, N.A.]

As securities lending agent, [U.S. Bank, N.A.] is responsible for marketing to approved borrowers available securities from the Funds’ portfolio. [U.S. Bank, N.A.] is responsible for the administration and management of the Funds’ securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Funds’ custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral of at least 102% of the current market value of the loaned securities is delivered by the borrower(s), using best efforts to obtain additional collateral on the next business day if the value of the collateral falls below the required amount, and arranging for the investment of cash collateral received from borrowers in accordance with the Funds’ investment guidelines.

[U.S. Bank, N.A.] receives as compensation for its services a portion of the amount earned by the Funds for lending securities.

PROXY VOTING PROCEDURES

The Board has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Funds (“portfolio proxies”) to the Adviser, subject to the Board’s continuing oversight.

Policies of the Adviser

The Adviser’s proxy voting policy establishes minimum standards for the exercise of proxy voting authority by the Adviser. The Adviser’s proxy voting policies and procedures are set forth in Appendix B.

Each Fund may invest its assets in debt securities, which generally do not issue proxies. However, a Fund may also invest in other types of securities that may issue proxies.

More Information

The Company is required to disclose annually the Funds’ complete proxy voting record on Form N-PX.  The Funds’ proxy voting record for the most recent 12-month period ended June 30th will be available upon request by calling 1-800-617-0004 or by writing to the Funds c/o [U.S. Bank Global Fund Services, PO Box 701, Milwaukee, Wisconsin 53201-0701]. The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with a Fund, its service providers or their respective affiliates, as incentives to help market and promote a Fund and/or in recognition of its distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to a Fund, the Distributor or shareholders of a Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about a Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in a Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

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ADDITIONAL INFORMATION CONCERNING COMPANY SHARES

The Company has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Currently, [...] billion shares have been classified into [...] classes. However, the Company only has approximately [...] active share classes that have begun investment operations. Under the Company’s charter, the Board has the power to classify and reclassify any unissued shares of common stock from time to time.

Each share that represents an interest in each Fund has an equal proportionate interest in the assets belonging to that Fund with each other share that represents an interest in that Fund, even where a share has a different class designation than another share representing an interest in that Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the Prospectus, shares of the Company will be fully paid and non-assessable.

The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company’s amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

Holders of shares of each class of the Company will vote in the aggregate on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Company’s Articles of Incorporation and By-Laws, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

GENERAL INFORMATION

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of its service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Fund will not transact business with any person or legal entity and beneficial owner, if applicable, whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Independent Registered Public Accounting Firm

[ ], is the independent registered public accounting firm of the Funds. The independent registered public accounting firm is responsible for conducting the annual audit of the Funds’ financial statements. The selection of the independent registered public accounting firm is approved annually by the Board.

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Transfer Agent

[Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202], serves as the Funds’ transfer agent and dividend disbursing agent.

Custodian

[U.S. Bank, N.A, 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212], serves as custodian (the “Custodian”) of the Funds’ assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the Custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits. The Custodian and Fund Services are affiliates.

Administrator

[Fund Services, 615 East Michigan Street, Milwaukee, WI 53202], serves as the administrator (the “Administrator”) and provides various administrative and accounting services necessary for the operations of the Funds. Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Funds’ general ledger, the preparation of the Funds’ financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports. The Custodian and the Administrator are affiliates.

No administration fee information is provided because the Funds had not commenced operations prior to the date of this SAI.

Legal Counsel

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company.

Registration Statement

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Company has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by SEC rules and regulations. A text-only version of the Registration Statement is available on the SEC’s website, www.sec.gov.

FINANCIAL STATEMENTS

As the Funds had not commenced operations prior to the date of this SAI, there are no annual financial statements available at this time. Shareholders of the Funds will be informed of the Funds’ progress through periodic reports when those reports become available. Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

[1]	A long-term rating can also be used to rate an issue with short maturity.

A-1

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The DBRS Morningstar® Ratings Limited (“DBRS Morningstar”) short-term obligation ratings provide DBRS Morningstar’s opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

A-2

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations, obligation and/or program.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-3

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term obligation ratings provide DBRS Morningstar’s opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

A-4

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

A-5

DBRS Morningstar offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on DBRS Morningstar’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. DBRS Morningstar issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. DBRS Morningstar credit ratings are determined by credit rating committees.

A-6

APPENDIX B

F/M Investments, LLC d/b/a North Slope Capital, LLC (“FM”) may vote proxies for certain advisory clients if that responsibility is specifically accepted by FM in the advisory agreement between FM and the client. Regardless, a client always has the right to vote their own proxies. A client can exercise this right by instructing FM in writing to not vote proxies in the client’s account. In addition, where FM has proxy voting authority but a client desires to direct FM on how to vote a particular proxy, clients should contact FM at the address below.

If the client agreement is entered into by a trustee or other fiduciary on behalf of an employee retirement income plan subject to the Employee Retirement Income Security Act (“ERISA”), including a person meeting the definition of “fiduciary” under ERISA, the trustee or other fiduciary generally retains the right and obligation to vote proxies. In such cases, the Adviser is generally precluded from voting proxies for the plan.

Our proxy voting procedures provide that we vote proxies in our clients’ interests, and that if we identify a material conflict of interest between us and the client, we will vote based upon the recommendation of an independent third party. In certain circumstances, in accordance with an investment advisory contract, or other written directive, or if we have determined that it is in the client’s best interest, we may refrain from voting proxies.

Upon written request, a client will be provided with our proxy voting policies and procedures. Clients may also request, in writing, copies of records regarding how we voted their securities. Written requests must be addressed to Chief Compliance Officer, 3050 K Street NW, Suite W-201, Washington DC 20007

B-1

PART C: OTHER INFORMATION

Item 28.	EXHIBITS

(a)	Articles of Incorporation.

(1)	Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(3)	Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(4)	Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(6)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(7)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(8)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(9)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(10)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(11)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(12)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(13)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(14)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(19)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

(27)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(30)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(32)	Articles of Amendment to Charter of the Registrant (Boston Partners Bond Fund – Institutional Class and Boston Partners Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(33)	Articles Supplementary of Registrant (Boston Partners All-Cap Value Fund – Institutional Class and Boston Partners Bond Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(34)	Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(35)	Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(36)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(37)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(39)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)	Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(41)	Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(42)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(43)	Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(44)	Articles of Amendment to Charter of the Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(45)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(46)	Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(47)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(48)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(49)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(50)	Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

(51)	Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement (No. 33-20827) filed on July 17, 2007.

(52)	Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

(53)	Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement (No. 33-20827) filed on December 17, 2007.

(54)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(55)	Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on January 26, 2009.

(56)	Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(57)	Articles Supplementary of Registrant (S1 Fund) are incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2010.

(58)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund f/k/a Robeco Boston Partners Long/Short Research Fund) are incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 6, 2010.

(59)	Articles of Amendment of Registrant (WPG Partners Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(60)	Articles Supplementary of Registrant (Boston Partners Global Equity Fund (f/k/a Robeco Boston Partners Global Equity Fund) and Robeco Boston Partners International Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(61)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity Fund f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(62)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

(63)	Articles Supplementary of Registrant (Boston Partners Global Long/Short Fund f/k/a Robeco Boston Partners Global Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement (No. 33-20827) filed on March 29, 2013.

(64)	Articles Supplementary of Registrant (Boston Partners Long/Short/ Research Fund – Institutional Class – Institutional Class f/k/a Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(65)	Articles Supplementary of Registrant (Matson Money U.S. Equity VI Portfolio, Matson Money International VI Equity Portfolio, Matson Money Fixed Income VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2013.

(66)	Articles Supplementary of Registrant (SGI Global Equity Fund f/k/a Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(67)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund – Institutional Class f/k/a Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(68)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund and Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(69)	Articles Supplementary of Registrant (Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 171 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2014.

(70)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(71)	Articles Supplementary of Registrant (Boston Partners Investment Funds) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(72)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(73)	Articles Supplementary of Registrant (Campbell Core Carry Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(74)	Articles Supplementary of Registrant (Boston Partners Alpha Blue Dynamic Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(75)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity Fund – Class C f/k/a Summit Global Investments U.S. Low Volatility Equity Fund – Class C) are incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

(76)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(77)	Articles Supplementary of Registrant (SGI Small Cap Equity Fund f/k/a Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(78)	Articles Supplementary of Registrant (Fasanara Capital Absolute Return Multi-Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement (No. 33-20827) filed on April 29, 2016.

(79)	Articles of Amendment of Registrant (Campbell Dynamic Trend Fund f/k/a Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(80)	Articles Supplementary of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) are incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(81)	Articles of Amendment of Registrant (MFAM Emerging Markets Fund f/k/a Motley Fool Epic Voyage Fund) are incorporated herein by reference to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2017.

(82)	Articles Supplementary of Registrant (Orinda Income Opportunities Fund) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(83)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund — Class T) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(84)	Articles Supplementary of Registrant (Campbell Systematic Macro Fund f/k/a Campbell Managed Futures 10V Fund) are incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(85)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Fund) are incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(86)	Articles Supplementary of Registrant (Motley Fool 100 Index ETF) are incorporated herein by reference to Post-Effective Amendment No. 235 to the Registrant’s Registration Statement (No. 33-20827) filed on January 19, 2018.

(87)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(88)	Articles Supplementary of Registrant (Boston Partners Global Long/Short Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(89)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(90)	Articles Supplementary of Registrant (Aquarius International Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(91)	Articles Supplementary of Registrant (Abbey Capital Multi Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(92)	Articles of Amendment of Registrant (SGI Global Equity Fund (f/k/a Dynamic U.S. Growth Fund)) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(93)	Articles of Amendment of Registrant (SGI Global Equity Fund f/k/a Summit Global Investments Global Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(94)	Articles of Amendment of Registrant (SGI U.S. Small Cap Equity Fund f/k/a Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(95)	Articles of Amendment of Registrant (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(96)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(97)	Articles Supplementary of Registrant (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(98)	Articles Supplementary of Registrant (Motley Fool Innovation ETF) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(99)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund, MFAM Small-Mid Cap Growth Fund, MFAM Emerging Markets Fund and MFAM Small-Cap Growth ETF) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(100)	Articles of Amendment of Registrant (MFAM Mid-Cap Growth Fund (f/k/a MFAM Small-Mid Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(101)	Articles Supplementary of Registrant (Boston Partners Global Equity Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(102)	Articles Supplementary of Registrant (Campbell Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(103)	Articles of Amendment of Registrant (SGI U.S. Large Cap Equity Fund, (f/k/a Summit Global Investments U.S. Low Volatility Equity Fund), SGI Global Equity Fund (f/k/a Summit Global Investments Global Low Volatility Fund), and SGI U.S. Small Cap Equity Fund (f/k/a Summit Global Investments Small Cap Low Volatility Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(104)	Articles of Amendment of Registrant (Campbell Systematic Macro Fund (f/k/a Campbell Managed Futures 10V Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(105)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(106)	Articles Supplementary of Registrant (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) are incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(107)	Articles of Amendment of Registrant (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(108)	Articles Supplementary of Registrant (Stance Equity ESG Large Cap Core ETF) are incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(109)	Articles Supplementary of Registrant (YieldX Diversified Income ETF, YieldX High Income ETF, and YieldX Short-Term Income ETF) are incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(110)	Articles of Amendment of Registrant (SGI Small Cap Growth Fund f/k/a Bogle Investment Management Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(111)	Articles of Amendment of Registrant (DriveWealth Power Saver ETF f/k/a YieldX High Income ETF and DriveWealth Steady Saver ETF f/k/a YieldX Short-Term Income ETF) are incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(112)	Articles Supplementary of Registrant (Motley Fool Global Opportunities ETF, Motley Fool Mid-Cap Growth ETF, Motley Fool Next Index ETF, Motley Fool Capital Efficiency 100 Index ETF, WPG Partners Select Small Cap Value Fund and Boston Partners Global Sustainability Fund) are incorporated herein by reference to Post-Effective Amendment No. 285 to the Registrant’s Registration Statement (33-20827) filed on December 10, 2021.

(113)	Articles Supplementary of Registrant (Optima Strategic Credit Fund) are incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(114)	Articles of Amendment of Registrant (SGI Small Cap Core Fund f/k/a SGI Small Cap Growth Fund and Motley Fool Small-Cap Growth ETF f/k/a MFAM Small-Cap Growth ETF) are incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(115)	Articles Supplementary of Registrant (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) are incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(116)	Articles Supplementary of Registrant (US Treasury 30 Year Bond ETF, US Treasury 20 Year Bond ETF, US Treasury 10 Year Note ETF, US Treasury 7 Year Note ETF, US Treasury 5 Year Note ETF, US Treasury 3 Year Note ETF, US Treasury 2 Year Note ETF, US Treasury 12 Month Bill ETF, US Treasury 6 Month Bill ETF and US Treasury 3 Month Bill ETF) are incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.

(117)

Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(118)	Articles Supplementary of Registrant (Campbell Systematic Macro Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(119)	Articles Supplementary of Registrant (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, Oakhurst Short Duration High Yield Credit Fund, and F/m Investments Large Cap Focused Fund) are incorporated herein by reference to Post-Effective Amendment No. 307 to the Registrant’s Registration Statement (No. 33-20827) filed on July 10, 2023.

(120)	Articles Supplementary of Registrant (F/m Opportunistic Income ETF) are incorporated herein by reference to Post-Effective Amendment No. 308 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2023.

(121)	Articles Supplementary of Registrant (F/m 6-Month Investment Grade Corporate Bond ETF, F/m 12-Month Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF and F/m 15+ Year Investment Grade Corporate Bond ETF) will be filed by amendment.

(b)	By-Laws.

(1)	By-Laws, as amended, are incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(c)	Instruments Defining Rights of Security Holders.

(1)	See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)	Investment Advisory Contracts.

(1)	Reserved.

(2)	Reserved.

(3)	Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

(4)	Amendment No. 1 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(5)	Reserved.

(6)	Expense Limitation and Reimbursement Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(7)	Investment Advisory Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(8)	Expense Limitation and Reimbursement Agreement (SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, and SGI Global Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(9)	Investment Advisory Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(10)	Addendum No. 1 to Investment Advisory Agreement (Boston Partners Global Long/Short Fund f/k/a Robeco Boston Partners Global Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(11)	Investment Advisory Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(12)	Contractual Fee Waiver Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(13)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(14)	Amended and Restated Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Offshore Fund SPC (f/k/a Abbey Capital Offshore Fund Limited) and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(15)	Reserved.

(16)	Reserved.

(17)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(18)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(a)	Amendment to Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(19)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and P/E Global LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(20)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(21)	Reserved.

(22)	Addendum No. 2 to Investment Advisory Agreement (WPG Partners Small/Micro Cap Value Fund f/k/a Robeco WPG Small/Micro Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(23)	Investment Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(24)	Reserved.

(25)	Reserved.

(26)	Reserved.

(27)	Sub-Advisory Agreement (Adara Smaller Companies Fund) among Registrant, Altair Advisers LLC and Aperio Group, LLC will be filed by amendment.

(28)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(29)	Reserved.

(30)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(31)	Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pier Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(32)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and River Road Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(33)	Addendum No. 3 to Investment Advisory Agreement (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(34)	Investment Advisory Agreement (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(35)	Contractual Fee Waiver (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(36)	Reserved.

(37)	Reserved.

(38)	Reserved.

(39)	Investment Advisory Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(40)	Expense Limitation and Reimbursement Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(41)	Addendum No. 4 to Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(42)	First Amendment to Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(43)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(44)	Reserved.

(45)	Reserved.

(46)	Investment Advisory Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(47)	Investment Advisory Agreement (Campbell Systematic Macro Fund) between Campbell Systematic Macro Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(48)	Expense Limitation and Reimbursement Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(49)	Addendum No. 5 to Investment Advisory Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(50)	Reserved.

(51)	Reserved.

(52)	Reserved.

(53)	Expense Limitation and Reimbursement Agreement (Abbey Capital Futures Strategy Fund and Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(54)	Investment Advisory Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 290 to the Registrant’s Registration Statement (33-20827) filed on May 23, 2022.

(55)	Investment Advisory Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(56)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers, LLC and Aperio Group, LLC will be filed by amendment.

(57)	Investment Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(58)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Mawer Investment Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(59)	Investment Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Boston Partners Global Investors, Inc. is incorporate herein by reference to Post-Effective Amendment No. 305 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 2023.

(60)	Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(61)	Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Abbey Capital Multi Asset Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(62)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(63)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(64)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(65)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(66)	Reserved.

(67)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(68)	Amendment No. 2 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(69)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(70)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(71)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Onshore Series LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(72)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Master Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(73)	Investment Advisory Agreement (Motley Fool Small-Cap Growth ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 290 to the Registrant’s Registration Statement (33-20827) filed on May 23, 2022.

(74)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Episteme Capital Partners (UK) LLP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(75)	Reserved.

(76)	Reserved.

(77)	Reserved.

(78)	Reserved.

(79)	Addendum No. 6 to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II and Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(80)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Crabel Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(81)	Investment Advisory Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(82)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(83)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Abbey Capital Futures Strategy Fund and Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(84)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (SGI Funds) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(85)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Boston Partners Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(86)	Investment Advisory Agreement (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(87)	Addendum No. 7 to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II, Boston Partners Emerging Markets Fund and Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(88)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Crabel Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(89)	Reserved.

(90)	Reserved.

(91)	Reserved.

(92)	Reserved.

(93)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Registrant, Abbey Capital Limited, Abbey Capital Onshore Series LLC, Abbey Capital Offshore Fund SPC and Winton Capital Management Limited is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(94)	Reserved.

(95)	Reserved.

(96)	Reserved.

(97)	Reserved.

(98)	Reserved.

(99)	Reserved.

(100)	Reserved.

(101)	Reserved.

(101)	Reserved.

(102)	Investment Advisory Agreement (SGI Small Cap Growth Fund f/k/a Bogle Investment Management Small Cap Growth Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 283 to the Registrant’s Registration Statement (No. 33-20827) filed on October 15, 2021.

(103)	Expense Limitation and Reimbursement Agreement (SGI Small Cap Growth Fund f/k/a Bogle Investment Management Small Cap Growth Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 283 to the Registrant’s Registration Statement (No. 33-20827) filed on October 15, 2021.

(104)	Investment Advisory Agreement (Motley Fool Global Opportunities ETF and Motley Fool Mid-Cap Growth ETF) between Registrant and Motley Fool Asset Management, LLC are incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(105)	Investment Advisory Agreement (Optima Strategic Credit Fund) between Registrant and Optima Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(106)	Sub-Advisory Agreement (Optima Strategic Credit Fund) among Registrant, Optima Asset Management LLC, and Anthony Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(107)	Expense Limitation and Reimbursement Agreement (Optima Strategic Credit Fund) between Registrant and Optima Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(108)	Addendum No. 8 to Investment Advisory Agreement (Boston Partners Global Sustainability Fund and WPG Partners Select Small Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(109)	Investment Advisory Agreement (Motley Fool Next Index ETF and Motley Fool Capital Efficiency 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(110)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Limited, Abbey Capital Onshore Series LLC, Abbey Capital Offshore Fund SPC and R. G. Niederhoffer Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.

(111)	Investment Advisory Agreement (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 306 to the Registrant’s Registration Statement (No. 33-20827) filed on June 16, 2023.

(112)	Sub-Advisory Agreement (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) among Registrant, Summit Global Investments, LLC and SG Trading Solutions, LLC is incorporated herein by reference to Post-Effective Amendment No. 306 to the Registrant’s Registration Statement (No. 33-20827) filed on June 16, 2023.

(113)	Investment Advisory Agreement (US Treasury 30 Year Bond ETF, US Treasury 20 Year Bond ETF, US Treasury 10 Year Note ETF, US Treasury 7 Year Note ETF, US Treasury 5 Year Note ETF, US Treasury 3 Year Note ETF, US Treasury 2 Year Note ETF, US Treasury 12 Month Bill ETF, US Treasury 6 Month Bill ETF and US Treasury 3 Month Bill ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(114)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Limited, Abbey Capital Onshore Series LLC, Abbey Capital Offshore Fund SPC and Systematica Investments Limited is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(115)	Form of Investment Advisory Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund) between Registrant and F/m Investments LLC, d/b/a Oakhurst Capital Management is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (No. 333-271528) filed on April 28, 2023.

(116)	Form of Expense Limitation Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund) between Registrant and F/m Investments LLC, d/b/a Oakhurst Capital Management is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (No. 333-271528) filed on April 28, 2023.

(117)	Form of Investment Sub-Advisory Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund) among the Registrant, F/m Investments LLC d/b/a Oakhurst Capital Management and Oakhurst Capital Advisors, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (No. 333-271528) filed on April 28, 2023.

(118)	Form of Investment Advisory Agreement (F/m Investments Large Cap Focused Fund) between Registrant and F/m Investments LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (No. 333-271528) filed on April 28, 2023.

(119)	Form of Expense Limitation Agreement (F/m Investments Large Cap Focused Fund) between Registrant and F/m Investments LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (No. 333-271528) filed on April 28, 2023.

(120)	Form of Investment Advisory Agreement (F/m Opportunistic Income ETF) between Registrant and F/m Investments, LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 308 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2023..

(121)	Investment Advisory Agreement (F/m 6-Month Investment Grade Corporate Bond ETF, F/m 12-Month Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF and F/m 15+ Year Investment Grade Corporate Bond ETF) between Registrant and F/m Investments, LLC d/b/a North Slope Capital, LLC will be filed by amendment.

(e)	Underwriting Contracts.

(1)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Amendment to Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated July 11, 2017 is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(b)	Amendment to Distribution Agreement (Abbey Capital Multi-Asset Fund) between Registrant, Quasar Distributors, LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(c)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(d)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(e)	Novation Agreement between Registrant, Quasar Distributors, LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(2)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Form of Amendment to the Distribution Agreement (Aquarius International Fund) between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(b)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(c)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(d)	Novation Agreement between Registrant, Quasar Distributors, LLC and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(3)	Reserved.

(4)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(b)	Reserved.

(c)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(d)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(e)	Novation Agreement between Registrant, Quasar Distributors, LLC and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(5)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Amendment to the Distribution Agreement (Campbell Systematic Macro Fund (f/k/a Campbell Managed Futures 10V Fund)) between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(b)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(c)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(d)	Novation Agreement between Registrant, Quasar Distributors, LLC and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(6)	Distribution Agreement between Registrant, Vigilant Distributors, LLC (f/k/a/ Herald Investment Marketing, LLC) and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(7)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(b)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(c)	Novation Agreement between Registrant, Quasar Distributors, LLC and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(8)	ETF Distribution Agreement (Motley Fool ETFs and US Treasury ETFs) between Registrant and Quasar Distributors, LLC dated August 8, 2022 is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(a)	First Amendment to the ETF Distribution Agreement (SGI ETFs) between Registrant and Quasar Distributors, LLC dated January 25, 2023 is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(b)	Second Amendment to the ETF Distribution Agreement (F/m Opportunistic Income ETF) between Registrant and Quasar Distributors, LLC is filed herewith.

(c)	Third Amendment to the ETF Distribution Agreement (F/m 6-Month Investment Grade Corporate Bond ETF, F/m 12-Month Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF and F/m 15+ Year Investment Grade Corporate Bond ETF) between Registrant and Quasar Distributors, LLC will be filed by amendment.

(9)	Distribution Agreement (Optima Strategic Credit Fund) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(a)	First Amendment to the Distribution Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, Oakhurst Short Duration High Yield Credit Fund and F/m Investments Large Cap Focused Fund) between Registrant and Quasar Distributors, LLC is filed herewith.

(10)	Form of Authorized Participant Agreement is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(f)	Bonus or Profit Sharing Contracts.

(1)	Form of Deferred Compensation Plan is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(2)	Form of Deferred Compensation Agreement is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(g)	Custodian Agreement.

(1)	Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(2)	First Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(3)	Second Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(4)	Third Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 284 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2021.

(5)	Fourth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(6)	Fifth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(7)	Sixth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.

(8)	Seventh Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(9)	Eighth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association will be filed by amendment.

(h)	Other Material Contracts.

(1)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(2)	Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(3)	Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(4)	Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(5)	First Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(6)	First Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(7)	First Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(8)	Form of Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(9)	Form of Second Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(10)	Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(11)	Third Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(12)	Third Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(13)	Fourth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(14)	Fourth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(15)	Third Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(16)	Fifth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(17)	Fifth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(18)	Sixth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(19)	Seventh Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022..

(20)	Sixth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(21)	Seventh Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(22)	Fourth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(23)	Fifth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(24)	Eighth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.

(25)	Eighth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.

(26)	Sixth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.

(27)	Ninth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(28)	Ninth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(29)	Seventh Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(30)	Tenth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(31)	Tenth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(32)	Eighth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(33)	Form of Rule 12d1-4 Fund of Funds Investment Agreement is incorporated herein by reference to Post-Effective Amendment No. 308 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2023.

(i)	Consent of Counsel is filed herewith.

(j)	None.

(k)	None.

(l)	None.

(m)	Initial Capital Agreements.

(1)	Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990. (P)

(3)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990. (P)

(4)	Subscription Agreement between Registrant and Counselors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(6)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(7)	Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(8)	Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(11)	Purchase Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(12)	Purchase Agreement (WPG Partners Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(13)	Form of Purchase Agreement (Free Market U.S. Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(14)	Form of Purchase Agreement (Free Market International Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(15)	Form of Purchase Agreement (Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(16)	Purchase Agreement (Boston Partners Long/Short Research Fund f/k/a Robeco Boston Partners Long/Short Research Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(17)	Form of Purchase Agreement (Boston Partners Global Equity Fund f/k/a Robeco Boston Partners Global Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(18)	Form of Purchase Agreement (Robeco Boston Partners International Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(19)	Purchase Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(20)	Form of Purchase Agreement (Boston Partners Global Long/Short Fund – Investor Class f/k/a Robeco Boston Partners Global Long/Short Fund-Investor Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(21)	Form of Purchase Agreement (Boston Partners Global Long/Short Fund-Institutional Class f/k/a Robeco Boston Partners Global Long/Short Fund-Institutional Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(22)	Form of Purchase Agreement (SGI Global Equity Fund f/k/a Scotia Dynamic U.S. Growth Fund) between Registrant and Scotia Institutional Asset Management US, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(23)	Form of Purchase Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(24)	Form of Purchase Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(25)	Purchase Agreement (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Robeco Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(26)	Form of Purchase Agreement (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(27)	Reserved.

(28)	Reserved.

(29)	Purchase Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(30)	Form of Purchase Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(31)	Form of Purchase Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 235 to the Registrant’s Registration Statement (No. 33-20827) filed on January 19, 2018.

(32)	Purchase Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(33)	Form of Purchase Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(34)	Purchase Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(35)	Reserved.

(36)	Reserved.

(37)	Purchase Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(38)	Purchase Agreement (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(39)	Reserved.

(40)	Purchase Agreement (Motley Fool Global Opportunities ETF and Motley Fool Mid-Cap Growth ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.

(41)	Purchase Agreement (Optima Strategic Credit Fund) between Registrant and Optima Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(42)	Purchase Agreement (Boston Partners Global Sustainability Fund and WPG Partners Select Small Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(43)	Purchase Agreement (Motley Fool Next Index ETF and Motley Fool Capital Efficiency 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(44)	Purchase Agreement (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(45)	Purchase Agreement (US Treasury 10 Year Note ETF, US Treasury 2 Year Note ETF, and US Treasury 3 Month Bill ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(46)

Purchase Agreement (US Treasury 12 Month Bill ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(47)	Form of Purchase Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund) between Registrant and F/m Investments, LLC, d/b/a Oakhurst Capital Management is incorporated herein by reference to Post-Effective Amendment No. 307 to the Registrant’s Registration Statement (No. 33-20827) filed on July 10, 2023.

(48)	Form of Purchase Agreement (F/m Investments Large Cap Focused Fund – Investor Class) between Registrant and F/m Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 307 to the Registrant’s Registration Statement (No. 33-20827) filed on July 10, 2023.

(49)	Form of Purchase Agreement (F/m Opportunistic Income ETF) between Registrant and F/m Investments, LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 308 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2023.

(50)	Purchase Agreement (F/m 6-Month Investment Grade Corporate Bond ETF, F/m 12-Month Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF and F/m 15+ Year Investment Grade Corporate Bond ETF) between Registrant and F/m Investments, LLC d/b/a North Slope Capital, LLC will be filed by amendment.

(n)	Rule 12b-1 Plan.

(1)	Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(2)	Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

(3)	Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(4)	Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

(5)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(6)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(7)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Long/Short Research Fund-Investor Class f/k/a Robeco Boston Partners Long/Short Research Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(8)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Global Equity Fund-Investor Class f/k/a Robeco Boston Partners Global Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(9)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners International Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(10)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund — Retail Class) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(11)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund – Class A) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(12)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Global Long/Short Fund – Investor Class f/k/a Robeco Boston Partners Global Long/Short Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 154 to the Registrant’s Registration Statement (No. 33-20827) filed on July 11, 2013.

(13)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(14)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(15)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund —Class C) is incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

(16)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund – Retail Class) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(17)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Small-Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(18)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class T) is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(19)	Reserved.

(20)	Reserved.

(21)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(22)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class P) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(23)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(24)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class A Shares (formerly Class II Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(25)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class C Shares (formerly Institutional Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(26)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class A Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(27)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class C Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

	(28)	Plan of Distribution pursuant to Rule 12b-1 (Optima Strategic Credit Fund) is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

	(29)	Plan of Distribution pursuant to Rule 12b-1 (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund – Retail Shares) will be filed by amendment.

	(30)	Plan of Distribution pursuant to Rule 12b-1 (F/m Investments Large Cap Focused Fund – Investor Class) will be filed by amendment.

(o)		Rule 18f-3 Plan.

(1)	Amended Rule 18f-3 Plan will be filed by amendment.

(p)	Code of Ethics.

(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(2)	Code of Ethics of Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(3)	Code of Ethics of Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(4)	Code of Ethics of Foreside Financial Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(5)	Code of Ethics of Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.

(6)	Code of Ethics of Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 305 to the Registrant’s Registration Statement (33-20827) filed on April 27, 2023.

(7)	Code of Ethics of Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(8)	Code of Ethics of Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(9)	Code of Ethics of Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(10)	Code of Ethics of Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.

(11)	Code of Ethics of Pier Capital LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(12)	Code of Ethics of River Road Asset Management, LLC is filed herewith.

(13)	Code of Ethics of Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(14)	Code of Ethics of Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 306 to the Registrant’s Registration Statement (No. 33-20827) filed on June 16, 2023.

(15)	Code of Ethics of Mawer Investment Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.

(16)	Reserved.

(17)	Reserved.

(18)	Reserved.

(19)	Reserved.

(20)	Code of Ethics of Vigilant Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(21)	Code of Ethics of YieldX Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(22)	Code of Ethics of Optima Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 305 to the Registrant’s Registration Statement (33-20827) filed on April 27, 2023.

(23)	Code of Ethics of Anthony Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(24)	Code of Ethics of F/m Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 308 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2023.

(25)	Code of Ethics of Oakhurst Capital Advisors, LLC will be filed by amendment.

Item 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30.	INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 12 of the Investment Advisory Agreement between Registrant and Boston Partners Global Investors, Inc. (“Boston Partners”) (f/k/a Robeco Investment Management, Inc.), incorporated herein by reference to exhibit (d)(9), provides for the indemnification of Boston Partners against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), (“Matson Money”) incorporated herein by reference as exhibits (d)(3) and (d)(39) provides for the indemnification of Matson Money against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Summit Global Investments, LLC (“SGI”) incorporated herein by reference as exhibits (d)(7), (d)(11), (d)(34), (d)(81), (d)(86), (d)(102) and (d)(111) provides for the indemnification of SGI against certain losses.

Section 12 of each of the Investment Advisory Agreements with Abbey Capital Limited (“Abbey Capital”) incorporated herein by reference as exhibits (d)(13), (d)(60) and (d)(61) provides for the indemnification of Abbey Capital against certain losses.

Section 13 of each of the Investment Advisory Agreements with Abbey Capital incorporated herein by reference as exhibits (d)(14) and (d)(71) provides for the indemnification of Abbey Capital against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Altair Advisers LLC (“Altair”) incorporated herein by reference as exhibits (d)(23) and (d)(55) provide for indemnification of Altair against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Campbell & Company Investment Adviser LLC (“CCIA”) incorporated herein by reference as exhibits (d)(46) and (d)(47) provide for indemnification of CCIA against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Motley Fool Asset Management, LLC (“Motley Fool”) incorporated herein by reference to exhibits (d)(54), (d)(73), (d)(104), and (d)(109) provides for indemnification of Motley Fool against certain losses.

Section 12 of the Investment Advisory Agreements between the Registrant and Optima Asset Management LLC (“Optima”) incorporated herein by reference to exhibits (d)(105) provides for indemnification of Optima against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and F/m Investments LLC (“F/m”) incorporated herein by reference to exhibits (d)(113), (d)(115), (d)(118) and (d)(120) provide for the indemnification of F/m against certain losses.

Section 8 of each of the Distribution Agreements between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibits (e)(1) – (e)(5), and (e)(7) provide for the indemnification of Quasar Distributors, LLC against certain losses.

Section 8 of the Distribution Agreement between Registrant and Vigilant Distributors, LLC incorporated herein by reference to exhibit (e)(6) provides for the indemnification of Vigilant Distributors, LLC against certain losses.

Section 6 of the Distribution Agreement between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibit (e)(8) provides for the indemnification of Quasar Distributors, LLC against certain losses.

Section 9 of the Distribution Agreement between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibit (e)(9) provides for the indemnification of Quasar Distributors, LLC against certain losses.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1. Boston Partners Global Investors, Inc.

The sole business activity of Boston Partners Global Investors, Inc. (“Boston Partners”), One Beacon Street, 30th Floor, Boston, Massachusetts 02108, is to serve as an investment adviser. Boston Partners provides investment advisory services to the Boston Partners Funds and the WPG Partners Funds.

Boston Partners is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information regarding the directors and officers of Boston Partners is as follows:

Name and Position with Boston Partners	Other Companies	Position With Other Companies
Joseph F. Feeney, Jr. Director, Chief Executive Officer & Chief Investment Officer	Boston Partners Trust Company	Chief Investment Officer
Mark E. Donovan Director, Senior Portfolio Manager
William G. Butterly, III General Counsel, Director of Sustainability & Engagement, & Secretary	Boston Partners Securities, L.L.C.	Chief Legal Officer
	Boston Partners Trust Company	General Counsel, Secretary & Director
	Boston Partners (UK) Limited	Director & Secretary
Mark S. Kuzminskas Chief Operating Officer	Boston Partners Trust Company	Director & Chief Operating Officer
	Boston Partners (UK) Limited	Director & Chief Operating Officer
Kenneth Lengieza Chief Compliance Officer
Greg A. Varner Chief Financial Officer & Treasurer	Boston Partners Trust Company	Chief Financial Officer & Treasurer
	Boston Partners (UK) Limited	Director & Chief Financial Officer
Stan H. Koyanagi Director, Chairperson of the Board of Directors	ORIX Corporation	Director, Managing Executive Officer and Global General Counsel
	ORIX Corporation Europe N.V.	Director
	Ormat Technologies, Inc.	Director
Jeffrey A. Finley Director	ORIX Corporation USA	Head of Corporate Development and Strategic Opportunities; Chief Operating Officer of ORIX Capital Partners, a subsidiary of ORIX Corporation USA
Gilbert O. J. Van Hassel Director	Harbor Capital Advisors, Inc.	Director
David G. Van Hooser Director	Harbor Capital Advisors, Inc.	Chairman of the Board & Director

2. Matson Money, Inc.:

The sole business activity of Matson Money, Inc. (“Matson Money”), 5955 Deerfield Blvd., Mason, Ohio 45040, is to serve as an investment adviser. Matson Money is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Matson Money indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Matson Money, Inc.	Name of Other Company	Position With Other Company
Mark E. Matson CEO	Keep It Tight Fitness, LLC	50% owner
Mark E. Matson CEO	The Matson Family Foundation	100% owner
Michelle Matson Vice President/ Secretary	None	None
Daniel J. List Chief Compliance Officer	None	None

3. Summit Global Investments, LLC:

The sole business activity of Summit Global Investments, LLC (“SGI”), 620 South Main Street, Bountiful, Utah 84010, is to serve as an investment adviser. SGI is registered under the Investment Advisers Act of 1940. The only employment of a substantial nature of each of SGI’s directors and officers is with SGI.

4. Abbey Capital Limited:

Abbey Capital Limited (“Abbey Capital”), 1-2 Cavendish Row Dublin 1, Ireland, is registered under the Investment Advisers Act of 1940. The only employment of a substantial nature of each of Abbey Capital’s directors and officers is with Abbey Capital.

5. Altair Advisers LLC:

Altair Advisers LLC (“Altair”), 303 West Madison, Suite 600, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940. The only employment of a substantial nature of each of Altair’s directors and officers is with Altair.

6. Campbell & Company Investment Adviser LLC:

The principal business activity of Campbell & Company Investment Adviser LLC (“CCIA”), 2850 Quarry Lake Drive, Baltimore, Maryland 21209, is to serve as an investment adviser. CCIA is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of CCIA indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with CCIA	Name of Other Company	Position With Other Company
Dr. Kevin Cole Chief Executive Officer and Chief Investment Officer	Campbell & Company, LP	Chief Executive Officer and Chief Investment Officer
	Campbell & Company, LLC	Director and Chief Executive Officer
	Campbell Absolute Return F1 (Cayman)	Director
	Campbell Systematic Macro Offshore Limited	Director
Thomas P. Lloyd General Counsel, Chief Compliance Officer & Secretary	Campbell & Company, LP	General Counsel, Chief Compliance Officer, and Secretary
	Campbell & Company, LLC	Director, General Counsel and Secretary
	Campbell Financial Services, LLC	Director, President, Chief Compliance Officer, and Secretary
	Campbell Absolute Return F1 (Cayman)	Director
	Campbell Systematic Macro Offshore Limited	Director
	Campbell Offshore Fund Limited SPC	Director
John R. Radle Chief Operating Officer	Campbell & Company, LP	Chief Operating Officer and Treasurer
	Campbell & Company, LLC	Director and Chief Operating Officer
	Campbell Financial Services, LLC	Director and Chief Operating Officer
	Campbell Absolute Return F1 (Cayman)	Director
	Campbell Systematic Macro Offshore Limited	Director

7. Motley Fool Asset Management, LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which Motley Fool Asset Management, LLC and each director, officer, or partner of Motley Fool Asset Management, LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Motley Fool Asset Management, LLC, as filed with the SEC on May 16, 2023, and is incorporated herein by this reference.

8. Optima Asset Management LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which Optima Asset Management LLC and each director, officer, or partner of Optima Asset Management LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Optima Asset Management LLC, as filed with the SEC on July 18, 2023, and is incorporated herein by this reference.

9.  F/m Investments LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which F/m Investments LLC and each director, officer, or partner of F/m Investments LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of F/m Investments LLC, as filed with the SEC on May 16, 2023, and is incorporated herein by this reference.

Item 32.	PRINCIPAL UNDERWRITER

(a)(1) Quasar Distributors, LLC (“Quasar”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Capital Advisors Growth Fund, Series of Advisors Series Trust
2.	Chase Growth Fund, Series of Advisors Series Trust
3.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
4.	Edgar Lomax Value Fund, Series of Advisors Series Trust
5.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
6.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
7.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
8.	Huber Large Cap Value Fund, Series of Advisors Series Trust
9.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Small Cap Value Fund, Series of Advisors Series Trust
12.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.	Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.	Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.	O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.	PIA BBB Bond Fund, Series of Advisors Series Trust
17.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.	PIA High Yield Fund, Series of Advisors Series Trust
19.	PIA MBS Bond Fund, Series of Advisors Series Trust
20.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.	Poplar Forest Partners Fund, Series of Advisors Series Trust
23.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.	Pzena International Value Fund, Series of Advisors Series Trust
26.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
27.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
28.	Reverb ETF, Series of Advisors Series Trust
29.	Scharf Fund, Series of Advisors Series Trust

30.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
31.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
32.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
35.	The Aegis Funds
36.	Allied Asset Advisors Funds
37.	Angel Oak Funds Trust
38.	Angel Oak Strategic Credit Fund
39.	Barrett Opportunity Fund, Inc.
40.	Brookfield Investment Funds
41.	Buffalo Funds
42.	Cushing® Mutual Funds Trust
43.	DoubleLine Funds Trust
44.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM Transformers ETF, Series of ETF Series Solutions
52.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
54.	Aptus Defined Risk ETF, Series of ETF Series Solutions
55.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.	Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
58.	Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
59.	Blue Horizon BNE ETF, Series of ETF Series Solutions
60.	BTD Capital Fund, Series of ETF Series Solutions
61.	Carbon Strategy ETF, Series of ETF Series Solutions
62.	Cboe Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
63.	ClearShares OCIO ETF, Series of ETF Series Solutions
64.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
65.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
66.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
67.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
68.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
70.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
71.	Hoya Capital Housing ETF, Series of ETF Series Solutions
72.	iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
73.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
74.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
77.	LHA Risk-Managed Income ETF, Series of ETF Series Solutions
78.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
79.	Loncar China BioPharma ETF, Series of ETF Series Solutions
80.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions

81.	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
82.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
83.	Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
84.	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
85.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
86.	Opus Small Cap Value ETF, Series of ETF Series Solutions
87.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
88.	The Acquirers Fund, Series of ETF Series Solutions
89.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
90.	U.S. Global JETS ETF, Series of ETF Series Solutions
91.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
92.	US Vegan Climate ETF, Series of ETF Series Solutions
93.	First American Funds, Inc.
94.	FundX Investment Trust
95.	The Glenmede Fund, Inc.
96.	The Glenmede Portfolios
97.	The GoodHaven Funds Trust
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Leuthold Funds, Inc.
107.	Core Alternative ETF, Series of Listed Funds Trust
108.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.	LKCM Funds
111.	LoCorr Investment Trust
112.	MainGate Trust
113.	ATAC Rotation Fund, Series of Managed Portfolio Series
114.	Coho Relative Value Equity Fund, Series of Managed Portfolio Series
115.	Coho Relative Value ESG Fund, Series of Managed Portfolio Series
116.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
117.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
118.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
119.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
120.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
121.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
122.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
123.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
124.	Kensington Defender Fund, Series of Managed Portfolio Series
125.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
126.	Kensington Managed Income Fund, Series of Managed Portfolio Series
127.	LK Balanced Fund, Series of Managed Portfolio Series
128.	Muhlenkamp Fund, Series of Managed Portfolio Series
129.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
130.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
131.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series

132.	Olstein All Cap Value Fund, Series of Managed Portfolio Series
133.	Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
134.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
135.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
136.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
137.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
138.	Reinhart International PMV Fund, Series of Managed Portfolio Series
139.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140.	Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
141.	Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
142.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
143.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
144.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
145.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
146.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
147.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
148.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
149.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
150.	Matrix Advisors Funds Trust
151.	Matrix Advisors Value Fund, Inc.
152.	Monetta Trust
153.	Nicholas Equity Income Fund, Inc.
154.	Nicholas Fund, Inc.
155.	Nicholas II, Inc.
156.	Nicholas Limited Edition, Inc.
157.	Oaktree Diversified Income Fund Inc.
158.	Permanent Portfolio Family of Funds
159.	Perritt Funds, Inc.
160.	Procure ETF Trust II
161.	Professionally Managed Portfolios
162.	Prospector Funds, Inc.
163.	Provident Mutual Funds, Inc.
164.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
165.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
166.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
167.	Aquarius International Fund, Series of The RBB Fund, Inc.
168.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
169.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
170.	Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
171.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
173.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
175.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
176.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
177.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
178.	F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
179.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
180.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
181.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.

182.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
183.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
184.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
185.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
186.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
187.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
188.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
189.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
190.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
191.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
192.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
193.	US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
194.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
195.	US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
196.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
197.	US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
198.	US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
199.	US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
200.	US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
201.	US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
202.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
203.	WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
204.	The RBB Fund Trust
205.	RBC Funds Trust
206.	Series Portfolios Trust
207.	Thompson IM Funds, Inc.
208.	TrimTabs ETF Trust
209.	Trust for Advised Portfolios
210.	Barrett Growth Fund, Series of Trust for Professional Managers
211.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
212.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
213.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
214.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
215.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
216.	RiverPark Strategic Income Fund, Series of Trust for Professional Managers
217.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
218.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
219.	Jensen Quality Value Fund, Series of Trust for Professional Managers
220.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
221.	Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
222.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
223.	USQ Core Real Estate Fund
224.	Wall Street EWM Funds Trust
225.	Wisconsin Capital Funds, Inc.

(a)(2) Vigilant Distributors, LLC serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Free Market Fixed Income Fund, Series of The RBB Fund, Inc.
2.	Free Market International Equity Fund, Series of The RBB Fund, Inc.
3.	Free Market US Equity Fund, Series of The RBB Fund, Inc.
4.	Matson Money Fixed Income VI Portfolio, Series of The RBB Fund, Inc.
5.	Matson Money International Equity VI Portfolio, Series of The RBB Fund, Inc.
6.	Matson Money US Equity VI Portfolio, Series of The RBB Fund, Inc.
7.	YCG Funds
8.	Pemberwick Fund, Series of Manager Directed Portfolios
9.	Sphere 500 Climate Fund, Series of Manager Directed Portfolios
10.	ERShares Entrepreneurs ETF, series of EntrepreneuerShares Series Trust
11.	ERShares NextGen Entrepreneurs ETF, series of EntrepreneuerShares Series Trust
12.	ERShares US Large Cap Fund, series of EntrepreneuerShares Series Trust
13.	ERShares Global Fund, series of EntrepreneuerShares Series Trust
14.	ERShares US Small Cap Fund, series of EntrepreneuerShares Series Trust
15.	Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
16.	Modern Capital Tactical Opportunities Fund, of Modern Capital Funds Trust

(b)(1)	The following are the Officers and Manager of Quasar, one of the Registrant’s underwriters. Quasar’s main business address is 111 East Kilbourn Ave., Suite 2200, Milwaukee, Wisconsin 53202.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer and Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(b)(2)	The following are the Officers of Vigilant Distributors, LLC, one of the Registrant’s underwriters. Vigilant Distributors, LLC’s main business address is Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, Pennsylvania 19317.

Name	Address	Position with Underwriter	Position with Registrant
Patrick Chism	Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317	Chief Executive Officer and Chief Compliance Officer	None
Gerald Scarpati	Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317	Chief Financial Officer and Principal Financial Officer	None

(c)	Not Applicable

Item 33.	LOCATION OF ACCOUNTS AND RECORDS

(1)	Boston Partners Global Investors, Inc., One Beacon Street, Boston, Massachusetts 02108 (records relating to its function as investment adviser).

(2)	Matson Money, Inc. (formerly Abundance Technologies, Inc.), 5955 Deerfield Blvd., Mason, Ohio 45040 (records relating to its function as investment adviser).

(3)	Summit Global Investments, LLC, 620 South Main Street, Bountiful, Utah 84010 (records relating to its function as investment adviser).

(4)	Abbey Capital Limited, 1-2 Cavendish Row, Dublin 1, Ireland (records relating to its function as investment adviser).

(5)	Altair Advisers LLC, 303 West Madison, Suite 600, Chicago, Illinois 60606 (records relating to its function as investment adviser).

(6)	Campbell & Company Investment Adviser LLC, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 (records relating to its function as investment adviser).

(7)	Motley Fool Asset Management, LLC, 2000 Duke Street, Suite 275, Alexandria, Virginia 22314 (records relating to its function as investment adviser).

(8)	Optima Asset Management LLC, 10 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

(9)	F/m Investments, LLC, 3050 K Street NW, Suite W-201, Washington, DC 20007 (records relating to its function as investment adviser).

(10)	U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent).

(11)	U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian).

(12)	Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (records relating to its function as underwriter).
(13)	Vigilant Distributors, LLC, Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, Pennsylvania 19317 (records relating to its function as underwriter).

Item 34.	MANAGEMENT SERVICES

None.

Item 35.	UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Short Hills and State of New Jersey on October 13, 2023.

THE RBB FUND, INC.

By:	/s/ Steven Plump
Steven Plump
President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Steven Plump	President (Principal Executive Officer)	October 13, 2023
Steven Plump

/s/ James G. Shaw	Chief Financial Officer (Principal Financial and Accounting Officer)	October 13, 2023
James G. Shaw

*Julian A. Brodsky	Director	October 13, 2023
Julian A. Brodsky

*Gregory P. Chandler	Director	October 13, 2023
Gregory P. Chandler

*Lisa A. Dolly	Director	October 13, 2023
Lisa A. Dolly

*Nicholas A. Giordano	Director	October 13, 2023
Nicholas A. Giordano

*Arnold M. Reichman	Director	October 13, 2023
Arnold M. Reichman

*Robert Sablowsky	Director	October 13, 2023
Robert Sablowsky

*Brian T. Shea	Director	October 13, 2023
Brian T. Shea

*Robert Straniere	Director	October 13, 2023
Robert Straniere

*By:	/s/ James G. Shaw
James G. Shaw
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian A. Brodsky, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Julian A. Brodsky

Julian A. Brodsky

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Gregory P. Chandler

Gregory P. Chandler

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Lisa A. Dolly, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Lisa A. Dolly

Lisa A. Dolly

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Nicholas A. Giordano

Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Arnold M. Reichman

Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Robert Sablowsky

Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Brian T. Shea, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Brian T. Shea

Brian T. Shea

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert A. Straniere, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Robert Straniere

Robert Straniere

EXHIBIT	DESCRIPTION
(e)(8)(b)	Second Amendment to the ETF Distribution Agreement (F/m Opportunistic Income ETF) between Registrant and Quasar Distributors, LLC
(e)(9)(a)	First Amendment to the Distribution Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, Oakhurst Short Duration High Yield Credit Fund and F/m Investments Large Cap Focused Fund) between Registrant and Quasar Distributors, LLC
(i)	Consent of Counsel
(p)(12)	Code of Ethics of River Road Asset Management, LLC